UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8104
                                     --------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100 Cincinnati, OH                     45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:    09/30
                            -----------------
Date of reporting period:   06/30/07
                            -----------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
CLOVER CORE FIXED INCOME FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 49.0%
$  318,490  FHLMC ARM Pool #Q10089 (A),
               4.52%, 1/1/36                                       $    314,111
   968,289  FHLMC CMO Ser 3225
               Class EO PO (B), .00%, 10/15/36                          726,700
   782,395  FHLMC CMO/REMIC Ser 3100 PO (B),
               .00%, 1/15/36                                            570,571
   316,400  FHLMC CMO/REMIC Ser 3139,
               Class YB, 4.38%, 4/15/15                                 302,400
   724,996  FHLMC Gold #08168, 6.00%, 12/1/36                           718,838
   550,162  FHLMC Pool #C01844, 4.50%, 4/1/34                           501,222
   638,977  FHLMC Pool #G08062, 5.00%, 6/1/35                           600,519
    70,698  FNMA CMO/REMIC Ser 1994-17,
               Class H, 6.00%, 2/25/09                                   70,732
   524,841  FNMA Pool #254759, 4.50%, 6/1/18                            500,087
   643,507  FNMA Pool #255111, 5.50%, 3/1/34                            623,034
    15,286  FNMA Pool #369214, 5.00%, 4/1/09                             15,109
    52,299  FNMA Pool #535301, 6.50%, 4/1/15                             53,508
   749,269  FNMA Pool #689022, 5.00%, 5/1/33                            705,784
   445,860  FNMA Pool #694431, 5.00%, 3/1/18                            432,533
   336,181  FNMA Pool #738783, 7.00%, 2/1/25                            347,871
   309,765  FNMA Pool #G11570, 5.00%, 4/1/19                            300,508
   713,597  GNMA CMO PAC-1(11)
               Ser 2006-26 PO (B), .00%, 6/20/36                        541,929
   121,278  GNMA CMO/REMIC Ser 2004-59,
               Class DA, 5.00%, 6/16/34                                 116,874
     4,906  GNMA Pool #196477, 10.00%, 4/15/10                            5,315
    18,633  GNMA Pool #202886, 8.00%, 3/15/17                            19,604
     5,260  GNMA Pool #221235, 8.50%, 7/15/17                             5,624
    14,620  GNMA Pool #331786, 8.00%, 8/15/22                            15,464
    81,155  GNMA Pool #376400, 6.50%, 2/15/24                            82,762
    67,623  GNMA Pool #439478, 7.00%, 1/15/27                            70,526
   153,205  GNMA Pool #457921, 5.50%, 12/15/28                          149,045
    95,067  GNMA Pool #462622, 6.50%, 3/15/28                            97,120
    47,678  GNMA Pool #533974, 6.50%, 5/15/32                            48,634
   118,981  GNMA Pool #570400, 6.50%, 9/15/31                           121,471
   928,924  GNMA Pool #745730, 5.50%, 3/1/35                            899,369
    33,611  GNMA Pool #781029, 6.50%, 5/15/29                            34,338
   159,811  GNMA Pool #781096, 6.50%, 12/15/28                          163,254
    76,376  GNMA Pool #781231, 7.00%, 12/15/30                           78,855
   124,498  GNMA Pool #781276, 6.50%, 4/15/31                           127,184
    74,177  GNMA Pool #781328, 7.00%, 9/15/31                            77,321
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                            $  9,438,216
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 26.5%
            FINANCIALS -- 11.2%
   650,000  Lehman Brothers Holdings,
               MTN (A), 8.00%, 9/5/16                                   643,500
   600,000  Marsh & McClennan, 7.13%, 6/15/09                           615,031
   500,000  Morgan Stanley, MTN (A),
               7.50%, 10/23/18                                          493,750
   450,000  SLM, MTN Ser A, 5.38%, 5/15/14                              385,619
--------------------------------------------------------------------------------
                                                                      2,137,900
--------------------------------------------------------------------------------

            ENERGY -- 4.7%
   350,000  Williams Cos, 8.75%, 3/15/32                                405,125
   475,000  XTO Energy, 7.50%, 4/15/12                                  510,673
--------------------------------------------------------------------------------
                                                                        915,798
--------------------------------------------------------------------------------

            INDUSTRIALS -- 3.4%
   650,000  Toyota Motor Credit, MTN (A),
               8.00%, 9/1/16                                            648,375
--------------------------------------------------------------------------------

            UTILITIES -- 3.1%
   350,000  AES, 9.38%, 9/15/10                                         372,313
   215,000  Consolidated Natural Gas,
               Ser C, 6.25%, 11/1/11                                    219,617
--------------------------------------------------------------------------------
                                                                        591,930
--------------------------------------------------------------------------------

            CONSUMER DISCRETIONARY -- 2.1%
   400,000  Comcast, 6.50%, 1/15/17                                     408,382
--------------------------------------------------------------------------------

            CONSUMER STAPLES -- 2.0%
   367,000  Conagra Foods, 7.88%, 9/15/10                               391,493
--------------------------------------------------------------------------------

            TOTAL CORPORATE BONDS                                  $  5,093,878
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 5.5%
   425,000  U.S. Treasury Bond, 6.25%, 8/15/23+                         471,916
    75,000  U.S. Treasury Bond, 5.50%, 8/15/28                           77,807
   575,000  U.S. Treasury Bond, 4.50%, 2/15/36+                         520,645
--------------------------------------------------------------------------------

            TOTAL U.S. TREASURY OBLIGATIONS                        $  1,070,368
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
CLOVER CORE FIXED INCOME FUND (CONTINUED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 9.5%
$  300,000  Countrywide Alternative
               Loan Trust, Ser 2005-J13,
               Class 2A8, 5.50%, 11/25/35                          $    284,111
   500,000  CS First Boston Mortgage
               Securities, Ser 2005-C5,
               Class A3 (A), 5.10%, 8/15/38                             485,503
   500,000  Merrill Lynch Mortgage
               Investors, Ser 1998-C1,
               Class A3 (A), 6.72%, 11/15/26                            521,663
   600,000  Wachovia Bank Commercial
               Mortgage Trust, Ser 2003-C5,
               Class B, 4.11%, 6/15/35                                  550,596
--------------------------------------------------------------------------------

            TOTAL ASSET-BACKED SECURITIES                          $  1,841,873
--------------------------------------------------------------------------------

            U.S. GOVERNMENT
            AGENCY OBLIGATION -- 4.0%
   750,000  TVA, 5.88%, 4/1/36                                     $    780,524
--------------------------------------------------------------------------------

            MUNICIPAL BOND -- 2.0%
            VIRGINIA -- 2.0%
   400,000  State Housing Authority RB,
               Taxable Rental, Ser C, 5.00%, 5/1/13                $    387,220
--------------------------------------------------------------------------------

================================================================================
                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 5.3%
 1,022,438  BlackRock Institutional
               Money Market Trust, 5.22% * ^                       $  1,022,438
--------------------------------------------------------------------------------

            CASH EQUIVALENT -- 3.2%
   618,057  BlackRock TempFund,
               Institutional Shares, 5.20% ^                       $    618,057
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 105.0%
            (Cost $20,883,407)                                     $ 20,252,574

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (5.0%)                                  (960,615)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $ 19,291,959
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $992,561.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2007.

(B) Zero Coupon security - The rate reported was the effective yield at the time of purchase.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

PO - Principal Only Security

MTN - Medium Term Note

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 100.0%                               SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 23.5%
Accenture                                                57,568   $   2,469,092
Best Buy                                                 56,141       2,620,099
Brinker International                                    34,515       1,010,254
Children's Place Retail Stores*                          24,610       1,270,860
Dollar Tree Stores*                                      49,527       2,156,901
eBay*+                                                   46,561       1,498,333
Google, Class A*+                                         4,632       2,424,296
Hilton Hotels                                            58,468       1,956,924
NIKE, Class B                                            34,264       1,997,249
Omnicom Group                                            43,368       2,295,035
Pool+                                                    33,059       1,290,293
Staples                                                  67,508       1,601,965
Wal-Mart Stores                                          72,920       3,508,180
Walt Disney                                              76,627       2,616,046
--------------------------------------------------------------------------------
                                                                     28,715,527
--------------------------------------------------------------------------------

TECHNOLOGY -- 20.2%
ADC Telecommunications*                                  74,823       1,371,506
Apple*                                                   13,528       1,650,957
Cisco Systems*                                          149,531       4,164,437
Hewlett-Packard                                          73,927       3,298,623
Intel                                                    93,906       2,231,207
International Business Machines                          20,923       2,202,146
Microsoft                                               140,436       4,138,649
Motorola+                                                51,628         913,816
Oracle*                                                 173,813       3,425,854
QUALCOMM                                                 28,212       1,224,119
--------------------------------------------------------------------------------
                                                                     24,621,314
--------------------------------------------------------------------------------

HEALTH CARE -- 16.4%
Aetna                                                    46,441       2,294,185
Amgen*                                                   40,622       2,245,990
Barr Pharmaceuticals*                                    20,703       1,039,912
Biogen Idec*+                                            28,226       1,510,091
Eli Lilly+                                               63,791       3,564,642
Johnson & Johnson                                        39,685       2,445,390
Patterson*+                                              68,378       2,548,448
Stryker                                                  42,010       2,650,411
WellPoint*                                               23,074       1,841,997
--------------------------------------------------------------------------------
                                                                     20,141,066
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 10.4%
Applied Materials+                                      101,145       2,009,751
Caterpiller                                              23,993       1,878,652
Goodrich                                                 43,490       2,590,264
Novellus Systems*+                                       66,863       1,896,903
Parker Hannifin                                          23,301       2,281,401
United Technologies                                      30,018       2,129,177
--------------------------------------------------------------------------------
                                                                     12,786,148
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.4%
Altria Group                                             32,475       2,277,797
PepsiCo                                                  57,953       3,758,251
Procter & Gamble                                         49,988       3,058,766
--------------------------------------------------------------------------------
                                                                      9,094,814
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.3%
American International Group                             17,778       1,244,993
E*TRADE Financial*+                                      93,178       2,058,302
First Marblehead+                                        30,359       1,173,072
Goldman Sachs Group+                                      9,458       2,050,022
Host Hotels & Resorts*+                                  53,818       1,244,272
--------------------------------------------------------------------------------
                                                                      7,770,661
--------------------------------------------------------------------------------

ENERGY -- 6.2%
Chesapeake Energy+                                       35,913       1,242,590
Global Industries*                                       42,636       1,143,498
National-Oilwell Varco*                                  21,995       2,292,759
Unit*                                                    22,209       1,397,168
Valero Energy                                            20,198       1,491,824
--------------------------------------------------------------------------------
                                                                      7,567,839
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.6%
Alcoa                                                    34,953       1,416,645
Celanese                                                 37,962       1,472,166
E.I. du Pont de Nemours+                                 30,815       1,566,635
--------------------------------------------------------------------------------
                                                                      4,455,446
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.4%
FedEx                                                    17,790       1,974,156
Norfolk Southern                                         17,868         939,321
--------------------------------------------------------------------------------
                                                                      2,913,477
--------------------------------------------------------------------------------

UTILITIES -- 1.9%
AES*                                                     61,574       1,347,239
Telephone & Data Systems                                 17,523       1,008,449
--------------------------------------------------------------------------------
                                                                      2,355,688
--------------------------------------------------------------------------------

OTHER -- 1.7%
iShares Russell 1000 Growth Index Fund                   34,251       2,028,002
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 122,449,982
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED GROWTH FUND (CONTINUED)
================================================================================
                                                                      MARKET
                                                      SHARES          VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 14.6%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    17,870,692   $  17,870,692
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.1%
PNC Bank Money Market Fund, 4.76% ^                     106,071   $     106,071
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.7%
(Cost $130,445,286)                                               $ 140,426,745

LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.7%)                    (17,945,117)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 122,481,628
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $17,222,048.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP VALUE FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 98.8%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 29.2%
Advanta, Class B                                         54,987   $   1,712,295
Affiliated Managers Group*+                              12,775       1,644,909
American Campus Communities                              49,870       1,410,822
Anworth Mortgage Asset                                  113,505       1,027,220
Argonaut Group                                           37,575       1,172,716
Central Pacific Financial                                60,450       1,995,455
City Holding                                             47,215       1,809,751
Columbia Banking System                                  84,770       2,479,522
Delphi Financial Group, Class A                          37,010       1,547,758
FelCor Lodging Trust                                     96,145       2,502,653
First Charter                                            31,240         608,243
FirstMerit+                                              64,260       1,344,962
Flushing Financial                                       91,255       1,465,555
Glacier Bancorp                                          58,950       1,199,633
Hanover Insurance Group                                  38,800       1,893,052
HCC Insurance Holdings                                   33,830       1,130,260
Highwoods Properties                                     28,675       1,075,313
Home Properties                                          24,185       1,255,927
Horace Mann Educators                                    78,375       1,664,685
IBERIABANK                                               37,115       1,835,337
Independent Bank                                         46,595       1,376,416
IPC Holdings                                             44,700       1,443,363
Lexington Realty Trust+                                  83,600       1,738,880
LTC Properties                                           62,915       1,431,316
MFA Mortgage Investments                                151,840       1,105,395
National Penn Bancshares                                 84,825       1,414,881
National Retail Properties                               56,450       1,233,997
Navigators Group*                                        30,455       1,641,525
Northwest Bancorp                                        51,080       1,335,231
Pacific Capital Bancorp                                  52,050       1,404,309
Phoenix Companies                                       104,225       1,564,417
Potlatch                                                 28,471       1,225,677
Prosperity Bancshares                                    46,460       1,522,030
Sotheby's+                                               42,415       1,951,938
Sterling Bancshares                                      83,262         941,693
Sun Communities+                                         41,150       1,225,036
United America Indemnity, Class A*                       81,710       2,032,128
Waddell & Reed Financial, Class A                        74,700       1,942,947
West Coast Bancorp                                       34,710       1,054,837
Westamerica Bancorp+                                     38,800       1,716,512
--------------------------------------------------------------------------------
                                                                     60,078,596
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.1%
AFC Enterprises*                                         60,125       1,039,561
Brown Shoe                                               47,492       1,155,005
CEC Entertainment*                                       28,275         995,280
Consolidated Graphics*                                   15,385       1,065,873
Dollar Tree Stores*+                                     34,255       1,491,805
Elizabeth Arden*                                         70,745       1,716,273
Ethan Allen Interiors+                                   32,900       1,126,825
Group 1 Automotive                                       19,265         777,150
Harris Interactive*                                     188,410       1,007,994
HOT Topic*                                              113,375       1,232,386
Kellwood+                                                33,015         928,382
K-Swiss, Inc.                                            45,600       1,291,848
Lee Enterprises                                          50,600       1,055,516
Maidenform Brands*                                       60,905       1,209,573
Multimedia Games*                                        51,185         653,121
OfficeMax                                                22,980         903,114
Pantry*+                                                 15,575         718,008
Phillips-Van Heusen                                      27,780       1,682,634
Rent-A-Center*                                           52,765       1,384,026
Scholastic*                                              40,400       1,451,976
Service Corporation International                        91,750       1,172,565
Steiner Leisure*                                         15,600         766,272
Tractor Supply*+                                         26,550       1,381,928
United Online                                            71,650       1,181,509
Volt Information Sciences*                               26,815         494,469
Wet Seal, Class A*+                                     223,800       1,345,038
Wolverine World Wide                                     37,400       1,036,354
Zale*                                                    37,600         895,256
--------------------------------------------------------------------------------
                                                                     31,159,741
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 13.2%
Ampco-Pittsburgh                                         31,995       1,282,680
Barnes Group+                                            44,850       1,420,848
Buckeye Technologies*                                   136,430       2,110,572
Calgon Carbon*+                                         164,700       1,910,520
Chaparral Steel                                          18,900       1,358,343
Cleveland-Cliffs+                                        18,525       1,438,837
Commercial Metals                                        38,040       1,284,611
EMCOR Group*                                             22,910       1,670,139
Ferro                                                    50,300       1,253,979
GrafTech International*                                 103,595       1,744,540
Granite Construction                                     12,600         808,668
Graphic Packaging*                                      229,270       1,109,667
Innospec                                                 21,385       1,266,206
OM Group*                                                16,530         874,768
Quanta Services*+                                        83,640       2,565,238
Royal Gold+                                              43,500       1,033,995
Stillwater Mining*                                      110,875       1,220,734
URS*                                                     32,415       1,573,748
Washington Group International*                          14,745       1,179,747
--------------------------------------------------------------------------------
                                                                     27,107,840
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP VALUE FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 98.8% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 12.6%
Atmel*                                                  234,965   $   1,306,405
Avnet*+                                                  38,125       1,511,275
Brocade Communications Systems*                         139,285       1,089,209
CommScope*+                                              37,495       2,187,832
CSG Systems International*                               40,470       1,072,860
Digital River*+                                          19,645         888,936
Fairchild Semiconductor International*                   77,680       1,500,778
Imation                                                  27,805       1,024,892
j2 Global Communications*                                34,840       1,215,916
Macrovision*                                             50,650       1,522,539
Mentor Graphics*                                         44,390         584,616
MicroStrategy, Class A*                                   9,630         909,939
Omnivision Technologies*+                                26,975         488,517
Oplink Communications*                                   77,200       1,158,000
Perot Systems, Class A*                                  62,850       1,070,964
SeaChange International*                                190,205       1,475,991
SPSS*                                                    29,705       1,311,179
Sykes Enterprises*                                       65,310       1,240,237
TTM Technologies*                                        72,200         938,600
UTStarcom*+                                             114,885         644,505
Vignette*                                                68,675       1,315,813
Zoran*                                                   73,340       1,469,734
--------------------------------------------------------------------------------
                                                                     25,928,737
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 5.6%
Bucyrus International+                                   44,455       3,146,525
CTS                                                      61,510         778,717
Flowserve                                                13,820         989,512
Itron*+                                                  18,915       1,474,235
Mine Safety Appliances+                                  29,125       1,274,510
NICE Systems ADR*                                        41,260       1,433,372
Orbital Sciences*                                        73,385       1,541,819
SymmetriCom, Inc.*                                      107,225         900,690
--------------------------------------------------------------------------------
                                                                     11,539,380
--------------------------------------------------------------------------------

ENERGY -- 5.2%
Alpha Natural Resources*+                                47,275         982,847
Cabot Oil & Gas                                          75,055       2,768,029
Forest Oil*+                                             59,044       2,495,199
Foundation Coal Holdings                                 43,070       1,750,365
Petrohawk*                                               99,400       1,576,484
Whiting Petroleum*                                       28,360       1,149,147
--------------------------------------------------------------------------------
                                                                     10,722,071
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.1%
ArvinMeritor+                                            60,700       1,347,540
Freightcar America                                       32,280       1,544,275
HUB Group, Class A*                                      40,605       1,427,672
Pacer International                                      30,290         712,421
Republic Airways Holdings*                               64,435       1,311,252
Skywest                                                  48,375       1,152,776
Tenneco*                                                 84,405       2,957,552
--------------------------------------------------------------------------------
                                                                     10,453,488
--------------------------------------------------------------------------------

UTILITIES -- 5.0%
AGL Resources                                            35,080       1,420,038
Avista                                                   77,375       1,667,431
Black Hills                                              36,800       1,462,800
Cleco                                                    56,795       1,391,478
MGE Energy                                               28,425         928,645
Nicor                                                    26,615       1,142,316
ONEOK                                                    19,915       1,003,915
Westar Energy                                            56,500       1,371,820
--------------------------------------------------------------------------------
                                                                     10,388,443
--------------------------------------------------------------------------------

HEALTH CARE -- 4.4%
CONMED*                                                  36,145       1,058,326
Greatbatch*                                              46,000       1,490,400
MedCath*                                                 66,400       2,111,520
Noven Pharmaceuticals*                                   73,745       1,729,320
PSS World Medical*                                       71,670       1,305,827
ViroPharma*                                              99,530       1,373,514
--------------------------------------------------------------------------------
                                                                      9,068,907
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.4%
Church & Dwight                                          28,120       1,362,695
Spartan Stores                                           49,235       1,620,324
TreeHouse Foods*                                         79,835       2,124,409
Universal                                                32,750       1,995,130
--------------------------------------------------------------------------------
                                                                      7,102,558
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 203,549,761

INVESTMENT FUND -- 15.8%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    32,506,027   $  32,506,027
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 1.8%
BlackRock TempFund,
   Institutional Shares, 5.20% ^                      3,681,388   $   3,681,388
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 116.4%
(Cost $215,987,434)                                               $ 239,737,176

LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.4%)                    (33,833,094)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 205,904,082
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $31,424,575.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED VALUE FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 100.0%                               SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 34.2%
American International Group                             79,759   $   5,585,523
Bear Stearns+                                            38,755       5,425,700
Capital One Financial                                    49,314       3,868,190
Citigroup                                               160,492       8,231,635
Comerica                                                 42,767       2,543,353
CompuCredit*+                                            59,307       2,076,931
Countrywide Financial+                                   78,992       2,871,359
Everest Re Group+                                        17,302       1,879,689
Genworth Financial                                       83,415       2,869,476
Host Hotels & Resorts                                   168,675       3,899,766
JPMorgan Chase                                          170,453       8,258,448
KeyCorp                                                  68,447       2,349,786
RenaissanceRe Holdings                                   32,621       2,022,176
Washington Mutual+                                       42,130       1,796,423
Wells Fargo                                             148,218       5,212,827
--------------------------------------------------------------------------------
                                                                     58,891,282
--------------------------------------------------------------------------------

ENERGY -- 14.2%
Anadarko Petroleum                                       73,255       3,808,527
Chevron Texaco                                           65,393       5,508,706
ConocoPhillips                                           91,336       7,169,876
Exxon Mobil                                              63,295       5,309,185
Marathon Oil                                             42,404       2,542,544
--------------------------------------------------------------------------------
                                                                     24,338,838
--------------------------------------------------------------------------------

UTILITIES -- 12.3%
American Electric Power                                  96,657       4,353,431
AT&T                                                     85,741       3,558,252
Pepco Holdings+                                         117,056       3,300,979
SCANA                                                    65,198       2,496,431
Telephone & Data Systems                                 22,810       1,312,716
Verizon Communications                                  147,446       6,070,352
--------------------------------------------------------------------------------
                                                                     21,092,161
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.1%
Citadel Broadcasting                                          1               5
Dollar Tree Stores*                                      58,914       2,565,705
News, Class A                                           108,429       2,299,779
Wal-Mart Stores                                          98,257       4,727,144
Walt Disney                                             178,936       6,108,875
--------------------------------------------------------------------------------
                                                                     15,701,508
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.6%
Altria Group                                             67,015       4,700,432
J.M. Smucker                                             49,480       3,149,897
Procter & Gamble                                         84,573       5,175,022
--------------------------------------------------------------------------------
                                                                     13,025,351
--------------------------------------------------------------------------------

HEALTH CARE -- 7.5%
Aetna                                                    34,631       1,710,771
Eli Lilly                                                43,905       2,453,411
Johnson & Johnson                                        63,119       3,889,393
Pfizer                                                  186,116       4,758,987
--------------------------------------------------------------------------------
                                                                     12,812,562
--------------------------------------------------------------------------------

TECHNOLOGY -- 4.7%
Computer Sciences*                                       29,295       1,732,799
Hewlett-Packard                                         106,097       4,734,048
PerkinElmer                                              62,127       1,619,030
--------------------------------------------------------------------------------
                                                                      8,085,877
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 4.6%
Alliant Techsystems*                                     19,295       1,913,099
Caterpillar                                              33,247       2,603,240
Novellus Systems*+                                       43,089       1,222,435
Parker Hannifin                                          21,756       2,130,130
--------------------------------------------------------------------------------
                                                                      7,868,904
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.5%
Alcoa                                                    55,682       2,256,791
Dow Chemical                                             51,166       2,262,560
International Paper+                                     41,613       1,624,988
Lyondell Chemical                                        40,797       1,514,385
--------------------------------------------------------------------------------
                                                                      7,658,724
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.9%
Norfolk Southern                                         29,142       1,531,995
--------------------------------------------------------------------------------

OTHER -- 0.4%
iShares Russell 1000 Value Index Fund                     8,350         724,279
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 171,731,481
--------------------------------------------------------------------------------

INVESTMENT FUND -- 8.4%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    14,338,239   $  14,338,239
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.3%
PNC Bank Money Market Fund, 4.76% ^                     480,932   $     480,932
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.7%
(Cost $158,826,964)                                               $ 186,550,652

LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.7%)                     (14,882,383)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 171,668,269
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $13,913,760.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
FAMILY HERITAGE(R) FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 100.0%                               SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 24.3%
Berkshire Hathaway, Class B*                                344   $   1,240,120
Capital One Financial                                    31,038       2,434,620
CapitalSource+                                           78,752       1,936,512
Commerce Bancshares                                      43,870       1,987,311
CompuCredit*+                                            54,275       1,900,711
Federated Investors, Class B                             58,450       2,240,389
Fiserv*                                                  25,680       1,458,624
Flagstar Bancorp                                         88,999       1,072,438
Paychex                                                  47,843       1,871,618
Philadelphia Consolidated Holding*                       16,817         702,951
TCF Financial+                                          103,197       2,868,876
W. R. Berkley                                            45,471       1,479,626
--------------------------------------------------------------------------------
                                                                     21,193,796
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.8%
Aaron Rents                                              30,536         891,651
Best Buy                                                 36,139       1,686,607
Carnival+                                                22,428       1,093,814
Central European Distribution*+                          49,861       1,726,188
eBay*                                                    33,965       1,092,994
Lifetime Brands                                          42,634         871,865
Marriott International, Class A                          26,183       1,132,153
NIKE, Class B                                            19,559       1,140,094
Viacom, Class B*                                         28,971       1,206,063
Wal-Mart Stores                                          59,753       2,874,716
--------------------------------------------------------------------------------
                                                                     13,716,145
--------------------------------------------------------------------------------

TECHNOLOGY -- 13.9%
Dell*                                                    62,625       1,787,944
General Dynamics                                         26,515       2,074,003
Microsoft                                               102,111       3,009,211
Oracle*+                                                102,868       2,027,528
QUALCOMM                                                 27,395       1,188,669
Sirenza Microdevices*+                                   93,415       1,108,836
Vishay Intertechnology*                                  55,873         883,911
--------------------------------------------------------------------------------
                                                                     12,080,102
--------------------------------------------------------------------------------

HEALTH CARE -- 12.3%
Cephalon*+                                               22,324       1,794,626
Eli Lilly                                                70,659       3,948,425
ICU Medical*                                             20,263         870,093
Stryker                                                  46,592       2,939,489
Universal Health Services, Class B                       18,371       1,129,817
--------------------------------------------------------------------------------
                                                                     10,682,450
--------------------------------------------------------------------------------

ENERGY -- 9.5%
Apache                                                   16,869       1,376,342
CARBO Ceramics                                           18,761         821,919
Chesapeake Energy                                        35,168       1,216,813
Devon Energy                                             17,020       1,332,496
Global Industries*                                       25,888         694,316
Hess Corporation                                         30,323       1,787,844
Murphy Oil                                               17,389       1,033,602
--------------------------------------------------------------------------------
                                                                      8,263,332
--------------------------------------------------------------------------------

UTILITIES -- 8.7%
AES*                                                    137,756       3,014,102
Comcast, Class A*                                        69,677       1,959,317
Telephone & Data Systems                                 44,428       2,556,831
--------------------------------------------------------------------------------
                                                                      7,530,250
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 5.4%
Danaher                                                  37,315       2,817,283
Illinois Tool Works+                                     34,722       1,881,585
--------------------------------------------------------------------------------
                                                                      4,698,868
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.6%
E.I. du Pont de Nemours+                                 48,876       2,484,856
Worthington Industries+                                  71,198       1,541,437
--------------------------------------------------------------------------------
                                                                      4,026,293
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.3%
Hansen Natural*                                          13,878         596,476
Wm. Wrigley Jr.+                                         40,427       2,236,018
--------------------------------------------------------------------------------
                                                                      2,832,494
--------------------------------------------------------------------------------

OTHER -- 1.2%
SPDR Trust Series 1+                                      6,789       1,020,387
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.0%
Werner Enterprises+                                      41,728         840,819
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  86,884,936
--------------------------------------------------------------------------------

INVESTMENT FUND -- 20.3%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    17,689,964   $  17,689,964
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 120.3%
(Cost $86,806,308)                                                $ 104,574,900

LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.3%)                    (17,610,796)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  86,964,104
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $17,002,347.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
HEALTHCARE AND BIOTECHNOLOGY FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 95.0%                                 SHARES          VALUE
--------------------------------------------------------------------------------

DRUGS AND PHARMACEUTICALS -- 45.7%
Abbott Laboratories                                      53,880   $   2,885,274
Allergan                                                 20,880       1,203,523
BioMarin Pharmaceutical*+                                13,150         235,911
Bristol-Myers Squibb                                     43,490       1,372,544
Gilead Sciences*                                         72,620       2,815,477
ICON Plc ADR*                                            15,060         658,724
Johnson & Johnson                                        22,600       1,392,612
KV Pharmaceutical, Class A*                              19,920         542,621
Medicis Pharmaceutical+                                   7,610         232,409
Merck & Co., Inc.                                         9,320         464,136
Novo Nordisk A/S ADR                                      3,760         408,562
Roche Holdings ADR                                       14,980       1,330,224
Schering-Plough                                          72,170       2,196,855
Shire ADR                                                31,148       2,309,001
United Therapeutics*+                                     7,550         481,388
Wyeth                                                    55,040       3,155,994
Xenoport*                                                10,400         461,968
--------------------------------------------------------------------------------
                                                                     22,147,223
--------------------------------------------------------------------------------

MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES -- 19.0%
Arrow International                                      13,040         499,171
C. R. Bard                                                8,260         682,524
DENTSPLY International                                   19,040         728,470
Henry Schein*                                            26,992       1,442,182
Inverness Medical Innovations*                           11,040         563,261
Orthofix International N.V. ADR*                             40           1,799
Respironics*                                             10,400         442,936
Smith & Nephew ADR                                        8,190         508,026
St. Jude Medical*                                        32,570       1,351,329
Thermo Fisher Scientific*                                47,950       2,479,973
West Pharmaceutical Services                             10,650         502,148
--------------------------------------------------------------------------------
                                                                      9,201,819
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH AND PRODUCTION -- 11.7%
Alexion Pharmaceuticals*                                 20,240         912,014
Baxter International                                     42,110       2,372,478
Celgene*+                                                16,610         952,252
Cypress Bioscience*                                      17,430         231,122
Genentech*                                                5,650         427,479
Intermune*+                                              18,960         491,822
Progenics Pharmaceuticals*+                              11,960         257,977
--------------------------------------------------------------------------------
                                                                      5,645,144
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 6.9%
Laboratory Corp. of America Holdings*                     6,270         490,690
Manor Care, Inc.                                         11,730         765,852
Pharmaceutical Product Development                       44,890       1,717,940
Psychiatric Solutions*                                    9,910         359,337
--------------------------------------------------------------------------------
                                                                      3,333,819
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 5.3%
Express Scripts*                                         24,190       1,209,742
Medco Health Solutions*                                  17,140       1,336,749
--------------------------------------------------------------------------------
                                                                      2,546,491
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 4.1%
UnitedHealth Group                                       29,529       1,510,113
Universal Health Services, Class B                        8,090         497,535
--------------------------------------------------------------------------------
                                                                      2,007,648
--------------------------------------------------------------------------------

ELECTRONICS:  MEDICAL SYSTEMS -- 1.8%
Intuitive Surgical*                                       2,660         369,128
Quality Systems+                                         12,870         488,674
--------------------------------------------------------------------------------
                                                                        857,802
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 0.5%
VCA Antech*                                               6,250         235,563
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  45,975,509
--------------------------------------------------------------------------------

INVESTMENT FUND -- 5.9%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                     2,849,524   $   2,849,524
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 5.1%
BlackRock TempFund,
   Institutional Shares, 5.20% ^                      2,479,294   $   2,479,294
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.0%
(Cost $43,742,714)                                                $  51,304,327

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.0%)                      (2,899,028)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  48,405,299
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $2,734,162.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
FOREIGN COMMON STOCKS -- 98.8%                        SHARES          VALUE
--------------------------------------------------------------------------------

AUSTRALIA -- 4.7%
Adelaide Brighton Ltd                                    39,157   $     121,930
Amcor Ltd                                                 7,400          46,901
Asx Ltd                                                   5,800         239,657
Babcock & Brown Ltd                                       1,100          29,941
Bhp Billiton Ltd                                         27,400         814,375
Bluescope Steel Ltd                                       7,200          63,166
Boral Ltd                                                13,500         100,454
Coles Group Ltd                                           3,800          51,974
Felix Resources Ltd                                       1,400           6,058
Foster's Group Ltd                                       22,700         122,880
Goodman Fiedler Ltd                                      75,200         155,045
Independence Group Nl                                     9,400          55,430
Insurance Aust Grp                                       57,600         278,568
Jabiru Metals Ltd*                                        7,400           9,010
Jubilee Mines Nl                                          9,200         124,504
Leighton Holdings Ltd                                     6,000         209,995
Lend Lease Corp Ltd                                      13,100         206,070
Macmahon Holdings Ltd                                    10,300          11,274
Macquarie Bank Ltd                                        6,100         439,929
Minara Resouces Ltd                                      20,900         129,096
Mincor Resources                                         12,500          49,847
National Australia Bank Ltd                              28,600         995,394
Oakton Ltd                                                2,800          13,375
Orica Ltd                                                   500          12,642
Pacific Brands Ltd                                       37,500         109,770
Perilya Ltd                                              20,700          76,751
Port Bouvard Ltd*                                        12,100          23,099
Qantas Airways Ltd                                       35,800         170,100
QBE Insurance Group Ltd                                  15,400         407,670
Rio Tinto Ltd                                             7,400         620,266
Sally Malay Mining*                                      25,900          90,977
Santos Ltd                                               20,800         246,014
Sims Group Ltd                                            7,100         159,639
Smorgon Steel Group Ltd                                  44,099         100,276
Tabcorp Holdings Ltd                                     13,300         193,530
Telstra Corp Ltd                                         73,100         284,684
Woolworths Ltd                                           23,400         536,060
WorleyParsons Ltd                                         2,500          72,119
Zinifex Ltd                                              17,600         281,039
--------------------------------------------------------------------------------
                                                                      7,659,509
--------------------------------------------------------------------------------

AUSTRIA -- 0.8%
Boehler-uddeholm AG                                         103          10,317
Immofinanz AG*                                           28,607         418,601
Omv AG                                                    3,427         229,580
Voestalpine AG                                            8,000         676,820
--------------------------------------------------------------------------------
                                                                      1,335,318
--------------------------------------------------------------------------------

BELGIUM -- 2.1%
Agfa-gevaert Nv                                             620          16,080
Delhaize Group                                            6,387         629,838
D'ieteren SA                                                225         100,706
Fortis                                                   42,000       1,792,569
Recticel                                                  1,651          25,254
Solvay SA                                                 2,321         367,024
Umicore                                                   1,800         392,942
--------------------------------------------------------------------------------
                                                                      3,324,413
--------------------------------------------------------------------------------

CANADA -- 7.1%
Addax Petroleum Corp                                      7,910         295,845
Agrium Inc                                                  148           6,487
Alcan Inc                                                 6,900         562,908
Angiotech Pharmaceuticals Inc*                            6,460          46,152
Aspreva Pharmaceuticals Corp*                             2,500          40,603
Atco Ltd, Class I                                         4,200         220,291
Aur Resources Inc                                         8,700         258,909
Axcan Pharma Inc*                                         3,340          60,610
Bank of Montreal                                         11,100         712,769
Bank of Nova Scotia                                      13,595         662,266
Barrick Gold Corp                                        11,300         328,646
Biovail Corp                                             10,000         254,882
Bpo Properties Ltd                                        1,670         108,976
Canaccord Cap Inc                                         3,820          74,700
Canadian Natural Resources                               10,498         697,568
Canadian Utilities Ltd, Class A                           8,100         352,075
CanWest Global Communications Corp*                       4,000          35,073
Cascades Inc                                              8,100          86,612
Celestica Inc*                                            2,210          13,942
Dorel Industries Inc, Class B                               600          20,565
Dundee Corp, Class A*                                     1,800         117,865
Empire Co Ltd, Class A                                    1,200          48,509
EnCana Corp                                               6,000         369,057
Ensign Energy Services Inc                                1,600          28,539
FirstService Corp*                                        1,700          57,486
Flint Energy Services Ltd*                                3,900         104,347
Forzani Group Ltd*                                          100           2,202
George Weston Ltd                                         2,790         209,669
Great-West Lifeco Inc                                     3,400         110,280
Groupe CGI Inc*                                          22,900         256,905
Husky Injection Molding Systems Ltd                         420           2,878
Inmet Mining Corp                                         4,000         309,425
Laurentian Bank of Canada                                 1,792          60,210
Linamar Corp                                              5,320          96,441
Lundin Mining Corp*                                         910          10,986
Manulife Financial Corp                                   3,900         145,866
Martinrea International Inc*                              4,800          74,442
Melcor Developments Ltd                                   1,230          31,986
Methanex Corp                                             7,200         178,716
MI Developments Inc, Class A                              3,600         131,063
Nortel Networks Ltd*                                     10,650         240,455
Northbridge Financial Corp                                  574          18,779

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
FOREIGN COMMON STOCKS -- 98.8%                                        MARKET
(CONTINUED)                                           SHARES          VALUE
--------------------------------------------------------------------------------

CANADA -- 7.1% (CONTINUED)
Open Text Corp*                                           4,200   $      92,028
Oppenheimer Holdings Inc                                  1,000          51,511
Petro-Canada                                             10,330         550,345
Power Corp of Canada                                     12,670         467,572
Power Financial Corp                                        780          29,620
QLT Inc*                                                  5,420          39,281
Rothmans Inc                                              4,900          96,878
Royal Bank of Canada                                      3,710         197,203
Saputo Inc                                                2,999         123,879
Savanna Energy Services Corp                              4,300          80,736
Sherritt International Corp                              11,150         153,349
Sierra Wireless Inc*                                      2,000          49,718
Stantec Inc*                                              2,940          90,336
Sun Life Financial Inc                                    3,100         147,724
Talisman Energy Inc                                       1,077          20,828
Teck Cominco Ltd, Class B                                11,906         505,211
Telus Corp                                                9,207         542,376
Tesco Corp*                                               2,700          79,971
Toronto-Dominion Bank                                     9,345         639,202
Transcontinental Inc, Class B                             6,200         123,860
--------------------------------------------------------------------------------
                                                                     11,527,613
--------------------------------------------------------------------------------

CHINA -- 0.9%
China Mobile Ltd                                          2,000          21,472
China Petroleum & Chemical Corp (Sinopec)                16,000          17,700
China Unicom Ltd                                         16,000          27,542
CITIC International Financial Holdings Ltd               38,000          32,074
Digital China Holdings Ltd                               25,000          10,902
Guangdong Investment Ltd                                 94,000          54,818
Guangzhou Investment Co Ltd                             350,000          89,073
Hopson Development                                       28,000          78,599
Industrial & Commercial
   Bank of China (Asia) Ltd                              54,000         114,776
PetroChina Co Ltd, Class H                              242,000         356,530
PICC Property & Casualty Co Ltd, Class H*               238,000         193,884
Shanghai Industrial Holdings                             36,000         138,118
Shenzhen Expressway Co Ltd                                8,000           6,220
Sinotrans Ltd                                           234,000         110,725
TPV Technology Ltd                                       66,000          45,663
Weiqiao Textile Co Ltd, Class H                          39,000          87,482
--------------------------------------------------------------------------------
                                                                      1,385,578
--------------------------------------------------------------------------------

DENMARK -- 0.9%
A P Moeller - Maersk A/S                                     10         119,126
Carlsberg A/S                                             3,400         412,447
Danske Bank A/S                                          20,546         844,499
--------------------------------------------------------------------------------
                                                                      1,376,072
--------------------------------------------------------------------------------

FINLAND -- 0.9%
Elisa Oyj                                                 4,550         124,536
Nokia Oyj                                                10,400         292,960
Outokumpu Oyj                                            10,500         355,614
Sampo Oyj                                                22,500         650,558
--------------------------------------------------------------------------------
                                                                      1,423,668
--------------------------------------------------------------------------------

FRANCE -- 9.2%
Air France-KLM                                           10,971         513,688
Atos Origin SA*                                           1,385          86,953
BNP Paribas SA                                           16,200       1,937,642
Cap Gemini SA                                             8,100         596,138
Christian Dior SA                                         6,000         781,482
Ciments Francais SA                                       1,062         245,148
Club Mediterranee*                                          217          15,451
CNP Assurances SA                                         4,600         591,228
Compagnie Generale des Etablissements
   Michelin, Class B                                      7,301       1,026,340
Credit Agricole SA                                       21,923         895,913
Fonciere des Regions                                        145          21,298
France Telecom                                           43,558       1,202,820
Natixis                                                  22,462         549,730
Nexans                                                    2,586         433,363
Nexity                                                      885          74,334
Peugeot SA                                               10,500         849,665
Renault                                                     455          73,422
Saint-Gobain (cie De)                                    11,600       1,309,092
Sanofi-Aventis                                           20,200       1,643,343
Sequana Capital                                             437          13,014
Societe Generale                                            900         167,549
Sodexho Alliance SA                                       7,600         546,788
Sucriere de Pithiviers-Le-Vieil                              57          44,521
Thales SA                                                 2,727         167,293
Thomson                                                     941          17,998
Total SA                                                  9,000         734,132
Valeo                                                     7,200         387,996
--------------------------------------------------------------------------------
                                                                     14,926,341
--------------------------------------------------------------------------------

GERMANY -- 7.6%
Allianz SE                                                1,100         257,002
Bayer AG                                                 22,550       1,703,574
Bechtle AG                                                  391          14,402
BMW-Bayerische Motoren Werke AG                             766          49,418
DaimlerChrysler AG                                       24,300       2,244,975
Deutsche Bank AG                                         11,800       1,712,298
Draegerwerk AG                                              102           9,610
E.ON AG                                                  14,200       2,375,604
Fresenius AG                                              7,500         577,868
Infineon Technologies AG*                                41,429         690,343
MTU Aero Engines Holding AG                                 679          44,338
MVV Energie AG                                              678          28,625
RWE AG                                                    5,993         636,901
Siemens AG                                                2,533         363,621
ThyssenKrupp AG                                          15,600         931,882
Volkswagen AG                                             3,595         574,713
--------------------------------------------------------------------------------
                                                                     12,215,174
--------------------------------------------------------------------------------

GREECE -- 0.4%
Bank of Greece*                                           1,666         207,926
Coca-Cola Hellenic Bottling Co SA                         2,856         131,444
Public Power Corp S.A. (PPC)                             10,000         282,910
--------------------------------------------------------------------------------
                                                                        622,280
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
FOREIGN COMMON STOCKS -- 98.8%                                        MARKET
(CONTINUED)                                           SHARES          VALUE
--------------------------------------------------------------------------------

HONG KONG -- 1.4%
Asia Financial Holdings Ltd                              12,000   $       6,630
Chevalier International Holdings Ltd                     32,000          34,867
China Oriental Group Co Ltd                             199,000          82,202
Chow Sang Sang Holdings International Ltd                24,000          21,792
CLP Holdings Ltd                                         50,500         338,739
eSun Holdings Ltd*                                        1,000             708
Great Eagle Holdings Ltd                                  4,000          14,016
Guoco Group Ltd                                          10,000         140,292
Hang Lung Group Ltd                                      47,000         212,177
Hang Lung Properties Ltd                                 80,000         275,724
Henderson Land Development Co Ltd                        28,000         190,680
Hongkong Electric Holdings Ltd                           29,000         146,309
Hutchison Whampoa Ltd                                    11,000         109,235
Jardine Matheson Holdings Ltd                               400           9,520
Jardine Strategic                                         3,000          39,900
Pacific Century Premium Developments Ltd1                51,000          49,243
Sinolink Worldwide Holdings Ltd                         236,000          56,439
Tai Cheung Holdings                                      63,000          48,341
Transport International Holdings Ltd                     19,200          98,954
Wheelock & Co Ltd                                        64,000         164,923
Wheelock Properties Ltd                                 105,000         124,210
Wing On Co International Ltd                             23,100          37,223
Winsor Properties Holdings Ltd                           21,000          40,607
Yue Yuen Industrial Holdings                             20,500          63,576
--------------------------------------------------------------------------------
                                                                      2,306,307
--------------------------------------------------------------------------------

INDIA -- 0.0%
Reliance Energy Ltd GDR                                     380          15,200
--------------------------------------------------------------------------------

IRELAND -- 0.1%
Allied Irish Banks                                        3,840         105,623
DCC plc                                                   2,934          99,091
--------------------------------------------------------------------------------
                                                                        204,714
--------------------------------------------------------------------------------

ITALY -- 4.7%
ACEA S.p.A                                                3,000          60,223
Acegas-APS S.p.A                                         22,475         274,263
C.I.R. - Compagnie Industriali Riunite                   77,500         299,247
Danieli S.p.A                                             5,852         172,768
Enel S.p.A                                               36,000         388,629
Engineering Ingegneria Informatica S.p.A                  3,869         185,921
Eni S.p.A                                                28,200       1,026,843
Fiat S.p.A                                               32,900         982,881
Fiera Milano                                              4,379          47,361
Finmeccanica S.p.A                                       21,917         677,313
Gruppo Coin S.p.A.*                                      49,883         457,472
IFIL - Investments S.p.A                                  4,022          43,500
Immobiliare Lombarda S.p.A.*                            757,195         235,538
Intesa Sanpaolo                                          24,000         179,655
Iride S.p.A                                              36,272         129,254
Italcementi S.p.A                                        10,755         333,678
KME Group*                                              448,586         415,037
Mittel S.p.A                                              5,691          42,755
Pirelli & C. Real Estate S.p.A                              531          30,965
Pirelli & C. S.p.A.*                                    147,475         176,471
Reply S.p.A                                               2,720          93,815
Telecom Italia S.p.A                                    403,210       1,107,974
UniCredito Italiano S.p.A                                26,800         240,520
--------------------------------------------------------------------------------
                                                                      7,602,083
--------------------------------------------------------------------------------

JAPAN -- 19.0%
Adeka Corp                                                4,300          45,708
Aichi Bank                                                  700          76,625
Aichi Machine Industry Co Ltd                             7,000          16,485
Aida Engineering Ltd                                      4,000          29,234
Aioi Insurance Co                                        18,000         117,081
Aiphone Co Ltd                                            1,200          19,070
Airport Facilities Co Ltd                                 2,900          21,995
Aizawa Securities Co Ltd                                    500           3,654
Akita Bank Ltd                                            2,000           9,745
Alpen Co Ltd                                              1,400          23,817
Alps Electric Co Ltd                                     10,100         101,045
AOC Holdings Inc                                          3,100          43,777
Aoyama Trading                                            2,900          89,253
Arakawa  Chemical Industrial Ltd                          1,200          14,744
Arnest One Corp                                           3,500          30,411
Asahi Breweries Ltd                                      19,400         301,055
Asahi Glass Co Ltd                                       12,000         162,150
Asahi Kasei Corp                                          3,000          19,733
Astellas Pharma Inc                                      12,500         544,074
Autobacs Seven Co Ltd                                     1,400          43,770
Bank of Iwate Ltd                                           400          23,257
Bosch Corp                                                9,000          44,655
Bridgestone Corp                                         14,600         312,997
Canon Finetech Inc                                          100           1,742
Canon Inc                                                 8,050         472,626
Cawachi Ltd                                               1,700          50,388
Central Glass Co Ltd                                     14,000          78,330
Chubu Electric Power Co Inc                               4,800         127,460
Chubu Steel Plate Co Ltd                                  1,700          15,986
Chubu-Nippon Broadcasting Co Ltd                            200           2,688
Chugoku Electric Power Co Inc                            10,200         202,103
Chukyo Bank Ltd                                          15,000          44,825
Coca-Cola Central Japan Co Ltd                                6          46,189
Corona Corp                                               1,900          30,225
Cosmos Initia Co Ltd                                      1,000           6,366
Dai Nippon Printing Co Ltd                               11,000         164,270
Daicel Chemical Industries Ltd                           17,000         110,853
Daiichikosho Co                                           4,600          49,943
Daikoku Denki Co Ltd                                        900          14,690
Dainippon Ink & Chemicals Inc                            33,000         127,557
Dainippon Screen Mfg. Co Ltd                             10,000          75,602
Dainippon Sumitomo Pharma Co Ltd                         14,000         140,290
Daisyo Corp                                               1,500          19,928
Daiwa Securities Group                                   34,000         362,516
Eighteenth Bank Ltd                                      11,000          46,003
Eizo Nanao Corp                                             100           3,264

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
FOREIGN COMMON STOCKS -- 98.8%                                        MARKET
(CONTINUED)                                           SHARES          VALUE
--------------------------------------------------------------------------------

JAPAN -- 19.0% (CONTINUED)
FamilyMart Co Ltd                                         2,800   $      73,897
Fields Corp                                                  19          23,606
Fuji Electric Holdings Co Ltd                            27,000         137,253
Fuji Fire and Marine Insurance Co Ltd                    18,000          72,061
Fuji Heavy Industries Ltd                                33,000         158,106
Fuji Machine Mfg. Co Ltd                                  2,800          65,597
Fuji Oil Co Ltd                                           4,400          34,372
Fuji Television Network Inc                                   1           2,014
Fujifilm Holdings Corp                                   12,300         550,351
Fujikura Ltd                                             12,000          89,358
Fujitsu Business Systems Ltd                              1,800          28,445
Fujitsu Ltd                                              49,000         361,298
Fukui Bank Ltd                                            1,000           3,078
Fukuoka Financial Group Inc                                 736           4,865
Furuno Electric Co Ltd                                    1,400          14,086
Futaba Corp                                               3,100          66,332
Futaba Industrial Co Ltd                                  3,200          77,437
H.I.S. Co Ltd                                             1,900          52,304
Hakuhodo DY Holdings Inc                                    360          23,796
Hakuto Co Ltd                                             1,100          17,320
Hankyu Hanshin Holdings Inc                              30,000         158,594
Heiwa Corp                                                2,600          31,966
Heiwado Co Ltd                                            3,300          56,543
HI-LEX Corp                                               1,500          22,364
Hitachi Cable Ltd                                        14,000          82,082
Hitachi Capital Corp                                      4,500          68,626
Hitachi Ltd                                              83,000         589,753
Hokkaido Electric Power Co                                7,500         162,918
Honda Motor Co Ltd                                       27,300         997,605
Hyakugo Bank Ltd                                         13,000          88,254
Idemitsu Kosan Co Ltd                                     1,900         212,920
Inabata & Co Ltd                                          4,300          29,331
Japan Airlines Corp                                      18,000          33,911
Japan Digital Laboratory Co Ltd                           1,200          16,507
Japan Tobacco Inc                                            77         380,170
Japan Wool Textile Co Ltd                                 7,000          56,275
JFE Holdings Inc                                         11,700         728,727
Kaken Pharmaceutical Co Ltd                               8,000          58,273
Kamei Corp                                                3,000          19,124
Kaneka Corp                                              11,000          92,273
Kansai Electric Power Co                                 10,300         243,814
Kanto Auto Works Ltd                                      3,400          50,360
Kasumi Co                                                 5,000          26,960
Kato Sangyo Co Ltd                                        1,900          24,640
Kawasaki Heavy Industries Ltd                            58,000         237,379
KDDI Corp                                                    84         622,779
Keihanshin Real Estate Co Ltd                             4,000          29,006
Kirin Brewery Co Ltd                                     22,000         329,254
Kobe Steel Ltd                                           76,000         288,830
Komori Corp                                               5,000         117,341
Konaka Co Ltd                                             1,470          13,990
Konica Minolta Holdings Inc                              22,500         332,352
Kurabo Industries Ltd                                    18,000          50,867
Kyokuto Kaihatsu Kogyo Co Ltd                               500           4,409
Kyushu Electric Power Co                                 10,500         275,407
Maeda Road Construction Co Ltd                            7,000          62,130
Maezawa Kasei Industries Co Ltd                           1,100          14,917
Matsushita Electric Industrial Co Ltd                    47,000         933,169
Matsuya Foods Co Ltd                                      1,300          15,233
Mazda Motor Corp                                         20,000         114,174
Meiko Trans Co Ltd                                        1,000          11,531
Mercian Corp                                              3,000           7,138
Mie Bank Ltd                                              9,000          45,312
Mikuni Coca-Cola Bottling Co Ltd                          3,600          37,390
Millea Holdings Inc                                       2,600         106,833
Mito Securities Co Ltd                                    1,000           4,312
Mitsubishi Corp                                          35,200         923,270
Mitsubishi Heavy Industries Ltd                          85,000         545,982
Mitsubishi UFJ Financial Group Inc                           67         739,942
Mitsubishi UFJ Securities Co Ltd                         22,000         247,075
Mitsui Mining & Smelting Co Ltd                          29,000         135,645
Mitsui Sumitomo Insurance Co Ltd                         40,000         513,866
Mitsuuroko Co Ltd                                           100             676
Miyazaki Bank Ltd                                         8,000          34,496
Mizuho Financial Group Inc                                   76         526,436
Morinaga Milk Industry Co Ltd                             2,000           8,056
Nagase & Co Ltd                                           5,000          66,872
Nakayama Steel Works Ltd                                 10,000          35,324
Nankai Electric Railway Co Ltd                           12,000          36,055
NEC Corp                                                 54,000         279,768
NEC Electronics Corp*                                     3,000          78,931
NEC Leasing Ltd                                             100           1,916
NEC Networks & System Integration Corp                    2,900          30,473
Nihon Yamamura Glass Co Ltd                               1,000           2,582
Nippon Electric Glass Co Ltd                             15,000         264,932
Nippon Flour Mills Co Ltd                                10,000          38,654
Nippon Koei Co Ltd                                        1,000           2,996
Nippon Konpo Unyu Soko Co Ltd                             5,000          64,680
Nippon Light Metal Co Ltd                                 5,000          13,074
Nippon Mining Holdings                                   33,500         321,548
Nippon Oil Corp                                           1,000           9,306
Nippon Steel Corp                                       131,000         923,368
Nippon Telegraph & Telephone Corp (NTT)                     146         648,521
Nippon Television Network Corp                              700          95,611
Nissan Motor Co Ltd                                      58,500         627,542
Nissan Shatai Co Ltd                                     10,000          58,792
Nissay Dowa General Insurance Co Ltd                      2,000          12,489
Nisshin Steel Co Ltd                                     43,000         196,589
Nitto Kogyo Corp                                          1,900          27,710
Noritake Co Ltd                                           5,000          23,225
Noritsu Koki Co Ltd                                       1,500          30,696
NTT DoCoMo Inc                                              179         283,446
Ohmoto Gumi Co Ltd                                        3,000          21,438
Oita Bank Ltd                                             2,000          13,171
OJI Paper Co Ltd                                          9,000          43,778

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
FOREIGN COMMON STOCKS -- 98.8%                                        MARKET
(CONTINUED)                                           SHARES          VALUE
--------------------------------------------------------------------------------

JAPAN -- 19.0% (CONTINUED)
Okasan Holdings Inc                                      10,000   $      66,507
Okinawa Electric Power Co                                   660          38,696
Ono Pharmaceutical Co Ltd                                 4,300         228,016
Onward Kashiyama Co Ltd                                  10,000         127,736
Osaka Gas Co Ltd                                         44,000         163,644
Osaka Steel Co Ltd                                        1,800          34,131
Piolax Inc                                                1,000          18,312
Rakuten Inc                                                 380         128,060
Right On Co Ltd                                             500           8,121
Riso Kagaku Corp                                          1,100          22,287
Roland Corp                                               1,200          30,208
Royal Holdings Co Ltd                                     2,400          30,403
Ryosan Co Ltd                                             2,500          61,716
Sanden Corp                                              11,000          48,146
San-In Godo Bank Ltd                                     11,000         105,136
Sankyo Co Ltd                                             3,300         139,080
Sanyo Chemical Industries Ltd                             5,000          33,294
Sazaby League Ltd                                         1,400          39,108
Sega Sammy Holdings Inc                                   9,300         150,664
Seikagaku Corp                                            3,500          40,757
Seiko Epson Corp                                          6,800         197,133
Seino Holdings Co Ltd                                     2,000          18,953
Sekisui House Ltd                                        15,000         200,374
Sekisui Jushi Corp                                        4,000          31,897
SHiDAX Corp                                                  23          20,918
Shiga Bank Ltd                                           12,000          82,245
Shinkawa Ltd                                              1,300          27,342
Shin-Kobe Electric Machinery Co Ltd                       2,000           9,777
ShinMaywa Industries Ltd                                  8,000          39,953
Shinsei Bank Ltd                                         44,000         177,937
Showa Corp                                                2,400          32,001
Showa Denko K.K                                          46,000         166,600
Sintokogio Ltd                                            3,500          51,415
Sojitz Corp*                                             35,500         159,129
Sompo Japan Insurance Inc                                25,000         306,346
Sumisho Computer Systems Corp                               500           9,927
Sumitomo Chemical Co Ltd                                 34,000         228,609
Sumitomo Corp                                            11,800         215,600
Sumitomo Electric Industries Ltd                         20,800         310,112
Sumitomo Metal Mining Co Ltd                             15,000         325,835
Sumitomo Mitsui Financial Group Inc                          53         494,945
Sumitomo Precision Products Co Ltd                        3,000          16,152
Sumitomo Wiring Systems Ltd                               1,000          23,225
Taisho Pharaceutical Co Ltd                              10,000         198,546
Takagi Securities Co Ltd                                  4,000          16,338
Takefuji Corp                                             4,800         161,371
Techno Associe Co Ltd                                     1,000          11,742
Teijin Ltd                                               38,000         207,982
Teikoku Tsushin Kogyo Co Ltd                              2,000           9,062
TKC Corp                                                  2,000          36,380
Toagosei Co Ltd                                          15,000          59,077
Toho Bank Ltd                                            12,000          51,841
Tohoku Electric Power Co                                  9,800         220,041
Tokushima Bank Ltd                                        5,000          33,700
Tokyo Steel Mfg. Co Ltd                                   6,800         106,794
Tokyo Style Co Ltd                                        7,000          79,240
Toppan Printing Co Ltd                                   19,000         204,434
Topre Corp                                                1,100          10,808
Topy Industries Ltd                                      12,000          45,605
Torii Pharmaceutical Co Ltd                               2,000          32,563
Toshiba TEC Corp                                         18,000         106,996
Tosoh Corp                                               20,000         111,251
TOTO Ltd                                                 12,000         103,975
Towa Real Estate Development Co Ltd                       1,000           3,857
Toyo Ink Mfg. Co Ltd                                     16,000          61,066
Toyo Kohan Co Ltd                                         6,000          28,503
Toyo Securities Co Ltd                                    5,000          20,829
Toyota Auto Body Co Ltd                                   4,700          78,050
Toyota Motor Corp                                        18,800       1,190,792
Trusco Nakayama Corp                                      2,200          43,323
Tsurumi Mfg. Co. Ltd                                      3,000          30,208
TV Asahi Corp                                                41          83,568
Uchida Yoko Co Ltd                                        4,000          20,171
Unimat Life Corp                                          1,300          16,162
Unipres Corp                                              2,900          21,901
UNY Co Ltd                                                6,000          71,331
West Japan Railway Co                                        52         242,381
Yamaha Motor Co Ltd                                       8,100         235,479
Yamato Kogyo Co Ltd                                       3,600         142,953
Yamazaki Baking Co Ltd                                    7,000          59,799
Yonekyu Corp                                              1,000          11,531
Yuraku Real Estate Co Ltd                                 4,000          19,294
--------------------------------------------------------------------------------
                                                                     30,807,820
--------------------------------------------------------------------------------

NETHERLANDS -- 2.1%
ABN Amro Holding N.V                                      4,500         207,411
Aegon N.V                                                17,927         355,264
Akzo Nobel N.V                                            1,800         155,842
Corporate Express                                        14,900         229,526
Getronics N.V.*                                           1,423          10,594
Hunter Douglas N.V                                        1,200         113,738
ING Groep N.V                                            39,600       1,757,676
Koninklijke DSM N.V                                      11,700         578,863
Koninklijke Nedschroef Holding N.V                          169          11,736
Van der Moolen Holding N.V.*                              2,081          10,479
--------------------------------------------------------------------------------
                                                                      3,431,129
--------------------------------------------------------------------------------

NEW ZEALAND -- 0.0%
Air New Zealand Ltd                                       7,300          14,861
--------------------------------------------------------------------------------

NORWAY -- 0.1%
Aker Yards A/S                                              715          12,489
Ementor ASA*                                             13,228         123,374
--------------------------------------------------------------------------------
                                                                        135,863
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
FOREIGN COMMON STOCKS -- 98.8%                                        MARKET
(CONTINUED)                                           SHARES          VALUE
--------------------------------------------------------------------------------

PORTUGAL -- 0.6%
CIMPOR-Cimentos de Portugal SGPS S.A                     12,673   $     119,911
EDP - Energias de Portugal S.A                          124,108         687,109
Sonae Industria-SGPS S.A.*                               12,324         179,334
--------------------------------------------------------------------------------
                                                                        986,354
--------------------------------------------------------------------------------

SINGAPORE -- 0.9%
Asia Food & Properties Ltd*                             154,000          58,341
DBS Group Holdings Ltd                                    8,000         119,138
Guocoland Ltd                                            28,000          88,883
Haw Par Corp Ltd                                          3,000          14,990
Ho Bee Investment Ltd                                     3,000           4,605
Hotel Plaza Ltd                                          26,000          39,569
Jardine Cycle & Carriage Limited                         15,000         153,821
K1 Ventures Ltd*                                        165,000          33,948
Keppel Corp Ltd*                                         10,000          81,646
Kingboard Copper Foil Holdings Ltd                      129,000          37,916
MCL Land Ltd                                              7,000          13,122
Metro Holdings Ltd                                       16,000          11,182
Noble Group Ltd                                          21,000          23,592
Singapore Airlines Ltd                                   22,000         270,151
Singapore Technologies Engineering Ltd                   66,000         155,193
SP Chemicals Ltd                                         65,000          47,126
UOB-Kay Hian Holdings Ltd                                70,000          98,759
Wheelock Properties S Ltd                                 5,000          11,300
Wing Tai Holdings                                        52,000         135,180
--------------------------------------------------------------------------------
                                                                      1,398,462
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.5%
Doosan Corp*                                              1,060         165,329
E1 Corp                                                     800          79,025
Green Cross Holdings Corp                                    20           1,960
GS Home Shopping Inc                                        610          56,491
Hanil Cement Co Ltd                                         720          89,293
Hanwha Chemical Corp                                      5,190         128,169
Hyundai Heavy Industries Co Ltd                           1,300         485,784
Hyundai Mipo Dockyard Co Ltd                                880         244,961
Hyundai Mobis                                             2,250         213,972
KCC Engineering & Construction Co Ltd                       260          18,249
Kiswire Ltd                                               1,430          53,436
Korea Electric Power Corp                                 6,630         294,427
Korea Kumho Petrochemical Co Ltd                            800          51,557
Korea Petrochemical Industrial Co Ltd                       360          20,432
Korea Zinc Co Ltd                                           750         127,539
KT Corp                                                   2,470         115,574
KT Freetel Co Ltd                                         5,110         157,742
KT&G Corp                                                   780          54,915
Kyeryong Construction Industrial Co Ltd                   1,010          55,026
LS Cable Ltd                                              1,210          84,926
Nong Shim Holdings Co Ltd                                   120          12,036
POSCO                                                     1,580         758,983
Samsung Electronics Co Ltd                                  990         606,921
Samsung Heavy Industries Co Ltd                           8,090         396,066
Samwhan Corp                                              1,680          59,139
Samyang Genex Co Ltd                                        400          38,213
SFA Engineering Corp                                        920          47,831
Shinhan Financial Group Co Ltd                            5,490         334,187
Shinyoung Securities Co Ltd                               1,750         115,624
SK Gas Co Ltd                                               680          54,135
SK Holdings Co Ltd                                        3,140         457,438
SK Telecom Co Ltd                                         1,010         233,014
Woori Finance Holdings Co Ltd                             2,530          64,123
--------------------------------------------------------------------------------
                                                                      5,676,517
--------------------------------------------------------------------------------

SPAIN -- 4.2%
Banco Bilbao Vizcaya Argentaria S.A                      10,325         254,369
Banco Santander Central Hispano S.A                     132,000       2,446,133
Cementos Portland Valderrivas S.A                         1,745         218,258
Iberia Lineas Aereas de Espana S.A                       45,398         227,374
Metrovacesa S.A                                              93          10,323
Repsol YPF S.A                                           25,402       1,005,764
Sol Melia S.A                                            17,600         393,096
Telefonica S.A                                           98,590       2,207,348
--------------------------------------------------------------------------------
                                                                      6,762,665
--------------------------------------------------------------------------------

SWEDEN -- 1.9%
Boliden AB*                                              23,000         480,063
Hufvudstaden AB                                           8,523          98,450
SAAB AB, Class B                                          8,195         218,080
SAS AB*                                                  20,000         463,505
Svenska Cellulosa AB (SCA)                                  580           9,753
Tele2 AB                                                 27,800         456,274
Telefonaktiebolaget LM Ericsson, Class B                 45,255         181,703
TeliaSonera AB                                          102,000         753,157
Volvo AB                                                 23,000         460,726
--------------------------------------------------------------------------------
                                                                      3,121,711
--------------------------------------------------------------------------------

SWITZERLAND -- 7.2%
Banque Cantonale de Geneve                                   66          15,669
Bobst Group AG                                              166          10,464
Bucher Industries AG                                      2,096         336,836
Ciba Specialty Chemicals AG                               6,590         430,252
Clariant AG*                                              2,679          43,645
Credit Suisse Group                                       3,575         255,650
Emmi AG                                                   2,859         368,639
Energiediedienst Holding AG                                  92          50,387
Georg Fischer AG*                                           540         408,923
Holcim AG                                                 8,400         913,238
Jungfraubahn Holding AG                                     457          22,261
Kardex AG*                                                4,400         220,450
Nestle S.A                                                1,250         476,873
Novartis AG                                              18,000       1,016,783
Roche Holding AG                                          3,100         551,731
Schweizerische National-
   Versicherungs-Gesellschaft                               195         162,833
SEZ Holding AG                                           10,800         333,770
Siegfried Holding AG                                      1,687         277,599

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
INTERNATIONAL EQUITY FUND (CONTINUED)
================================================================================
FOREIGN COMMON STOCKS -- 98.8%                                        MARKET
(CONTINUED)                                           SHARES          VALUE
--------------------------------------------------------------------------------

SWITZERLAND -- 7.2% (CONTINUED)
Swiss Life Holding*                                       1,890   $     501,318
Swiss Reinsurance                                        12,400       1,135,948
UBS AG                                                   38,100       2,295,669
Walter Meier Holding AG*                                     93          15,448
Zueblin Immobilien Holding AG*                           34,000         331,232
Zurich Financial Services AG                              4,960       1,539,975
--------------------------------------------------------------------------------
                                                                     11,715,593
--------------------------------------------------------------------------------

UNITED KINGDOM -- 18.5%
Anglo American                                           33,700       1,992,702
AstraZeneca PLC                                           6,754         363,703
Aviva PLC                                                82,343       1,228,408
BAE Systems PLC                                         113,955         926,649
Barclays PLC                                             16,800         234,940
BP plc                                                   77,400         937,099
Brit Insurance Holdings PLC                              16,944         117,031
British Energy Group PLC                                 49,000         532,256
British Polythene Industries PLC                          1,744          14,532
Capital & Regional plc                                    8,199         191,455
Carphone Warehouse Group PLC                             46,000         305,020
Centrica PLC                                            109,715         855,823
Compass Group PLC                                       134,000         930,238
Cookson Group PLC                                        19,800         281,863
Davis Service Group PLC                                   5,512          68,893
Delta PLC                                                 9,608          25,754
Derwent London PLC                                          242           8,916
Drax Group PLC                                           13,388         195,289
Elementis PLC                                            10,330          20,430
G4S PLC                                                  26,024         110,513
GKN PLC                                                  74,000         591,718
GlaxoSmithKline PLC                                      26,359         690,663
HBOS PLC                                                  8,500         168,106
HSBC Holdings PLC                                        27,400         503,383
HSBC Holdings PLC                                        18,800         342,609
Imperial Chemical Industries PLC                            222           2,770
Imperial Tobacco Group PLC                               18,186         842,752
Investec PLC                                             31,200         402,803
Kazakhmys PLC                                            27,500         698,474
Land Securities Group PLC                                 4,460         156,084
LogicaCMG PLC                                            90,246         274,969
Mapeley Ltd                                                 960          54,086
Millennium & Copthorne Hotels PLC                        28,800         371,240
NETeller PLC*                                            42,809         151,278
Old Mutual PLC                                          243,000         824,068
Prudential PLC                                           80,500       1,154,041
Rio Tinto PLC                                             1,824         140,156
RM PLC                                                   26,178         108,538
Royal Bank of Scotland Group PLC                        190,083       2,417,781
Royal Dutch Shell PLC, Class A                           42,000       1,716,386
Royal Dutch Shell PLC, Class B                           73,700       3,082,364
Scottish & Newcastle PLC                                 51,000         655,868
Smiths Group PLC                                         29,263         696,248
Tesco PLC                                                19,000         159,653
Thus Group PLC*                                           2,778          10,221
Trinity Mirror PLC                                       14,633         155,423
United Utilities PLC                                     41,170         586,076
Vodafone Group PLC                                      484,939       1,633,827
WPP Group PLC                                            53,200         799,522
Xstrata PLC                                              19,200       1,151,499
--------------------------------------------------------------------------------
                                                                     29,884,120
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS                                       $ 159,859,365
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.7%
PNC Bank Money Market Fund, 4.76^                     1,082,788   $   1,082,788
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $129,991,437)                                               $ 160,942,153

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                           743,841
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 161,685,994
================================================================================

*     Non-income producing security.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

GDR - Global Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
MID CAP FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 96.9%                                SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.1%
Belo Corp.                                              206,780   $   4,257,600
Brink's+                                                122,110       7,557,388
Career Education*                                       160,670       5,425,826
CDW*                                                     37,040       3,147,289
Columbia Sportswear+                                     80,790       5,548,657
Corrections Corporation of America*                      86,975       5,488,992
Dollar Tree Stores*+                                    121,450       5,289,148
DreamWorks Animation SKG*+                              140,860       4,062,402
Jarden*+                                                194,290       8,356,412
O'Reilly Automotive*                                    169,800       6,206,190
PetSmart                                                191,250       6,206,063
RH Donnelley*                                            88,920       6,738,358
RR Donnelley & Sons                                     174,670       7,599,891
Saks+                                                   269,700       5,758,095
Sally Beauty Holdings*+                                 535,280       4,817,520
--------------------------------------------------------------------------------
                                                                     86,459,831
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 18.7%
AerCap Holdings NV*                                     233,820       7,482,239
Alexandria Real Estate Equities+                         32,860       3,181,505
Alliance Data Systems*                                   49,870       3,853,954
Arch Capital Group*                                      88,570       6,424,868
Assurant+                                                89,460       5,270,983
Douglas Emmett                                          129,380       3,200,861
Everest Re Group+                                        51,040       5,544,986
Factset Research Systems                                 96,010       6,562,284
Fidelity National Information Services                  129,919       7,052,003
Hanover Insurance Group                                 109,510       5,342,993
IntercontinentalExchange*                                59,720       8,829,601
Lazard, Class A                                          95,850       4,316,126
Ryder System                                             98,250       5,285,850
Security Capital Assurance                              155,100       4,787,937
SL Green Realty+                                         25,760       3,191,406
--------------------------------------------------------------------------------
                                                                     80,327,596
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 13.2%
Carlisle                                                138,620       6,447,216
Covanta Holding*                                        362,100       8,925,765
General Cable*+                                          80,800       6,120,600
Lincoln Electric Holdings                                97,470       7,236,173
Manitowoc                                                78,930       6,344,393
Roper Industries+                                       127,130       7,259,123
SBA Communications, Class A*                            228,830       7,686,400
Verigy*                                                 232,120       6,640,953
--------------------------------------------------------------------------------
                                                                     56,660,623
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 9.7%
Celanese Corporation                                    161,830       6,275,767
Chicago Bridge & Iron                                   141,360       5,334,926
Harsco                                                  104,620       5,440,240
Nalco Holding                                           246,500       6,766,426
Sigma-Aldrich                                           143,860       6,138,506
Sonoco Products                                         150,680       6,450,611
Titanium Metals*+                                       159,590       5,090,921
--------------------------------------------------------------------------------
                                                                     41,497,397
--------------------------------------------------------------------------------

UTILITIES -- 9.4%
Allegheny Energy*                                        98,740       5,108,808
Leap Wireless International*                            103,290       8,728,005
MDU Resources Group                                     137,550       3,856,902
National Fuel Gas+                                       88,810       3,846,361
NII Holdings*                                           111,030       8,964,562
ONEOK                                                    98,830       4,982,020
Sierra Pacific Resources*                               271,110       4,760,692
--------------------------------------------------------------------------------
                                                                     40,247,350
--------------------------------------------------------------------------------

TECHNOLOGY -- 9.0%
Amphenol, Class A                                       184,020       6,560,313
Atmel*                                                  955,510       5,312,636
Fairchild Semiconductor International*                  263,700       5,094,684
Harris+                                                 106,450       5,806,848
Novell*                                               1,026,360       7,995,344
ON Semiconductor*+                                      732,900       7,856,688
--------------------------------------------------------------------------------
                                                                     38,626,513
--------------------------------------------------------------------------------

HEALTH CARE -- 7.9%
Cephalon*+                                               78,540       6,313,831
Charles River Laboratories International*               101,820       5,255,948
Gen-Probe*                                               36,500       2,205,330
Health Net*                                              98,590       5,205,552
Henry Schein*                                            74,220       3,965,575
IMS Health+                                             175,880       5,651,024
Pediatrix Medical Group*                                 94,630       5,218,845
--------------------------------------------------------------------------------
                                                                     33,816,105
--------------------------------------------------------------------------------

ENERGY -- 5.7%
Acergy ADR+                                             243,850       5,476,871
Cameron International*                                   84,610       6,047,077
FMC Technologies*                                        86,150       6,824,803
Range Resources                                         166,125       6,214,736
--------------------------------------------------------------------------------
                                                                     24,563,487
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
MID CAP FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 96.9% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.0%
Hormel Foods                                            136,630   $   5,103,131
Molson Coors Brewing                                     35,690       3,299,897
--------------------------------------------------------------------------------
                                                                      8,403,028
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.2%
Goodyear Tire & Rubber*+                                151,050       5,250,498
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 415,852,428
--------------------------------------------------------------------------------

INVESTMENT FUND -- 21.5%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    92,349,964   $  92,349,964
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 4.2%
BlackRock TempFund,
   Institutional Shares, 5.20% ^                     17,864,557   $  17,864,557
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.6%
(Cost $492,457,416)                                               $ 526,066,949

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.6%)                    (97,094,519)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 428,972,430
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $89,848,236.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN SELECT VALUE FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.7%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 34.4%
Bear Stearns+                                            17,345   $   2,428,300
Capital One Financial                                    31,245       2,450,858
Citigroup                                                52,330       2,684,006
CompuCredit*+                                            45,299       1,586,371
Everest Re Group+                                        20,137       2,187,684
Genworth Financial                                       43,855       1,508,612
Host Hotels & Resorts                                    54,096       1,250,700
JP Morgan Chase                                          57,755       2,798,229
Wells Fargo+                                             65,506       2,303,846
--------------------------------------------------------------------------------
                                                                     19,198,606
--------------------------------------------------------------------------------

ENERGY -- 14.1%
Exxon Mobil                                              45,220       3,793,054
Marathon Oil                                             67,166       4,027,273
--------------------------------------------------------------------------------
                                                                      7,820,327
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.8%
Altria Group                                             24,500       1,718,430
Procter & Gamble                                         36,300       2,221,197
Wal-Mart Stores                                          32,059       1,542,358
--------------------------------------------------------------------------------
                                                                      5,481,985
--------------------------------------------------------------------------------

HEALTH CARE -- 9.0%
Aetna                                                    47,702       2,356,479
Pfizer                                                  105,660       2,701,726
--------------------------------------------------------------------------------
                                                                      5,058,205
--------------------------------------------------------------------------------

INDUSTRIALS -- 7.7%
Dover                                                    34,750       1,777,463
Goodrich                                                 42,805       2,549,465
--------------------------------------------------------------------------------
                                                                      4,326,928
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 6.7%
AT&T+                                                    42,731       1,773,337
Verizon Communications                                   47,395       1,951,252
--------------------------------------------------------------------------------
                                                                      3,724,589
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.6%
Dollar Tree Stores*                                      14,701         640,229
Walt Disney                                              90,115       3,076,526
--------------------------------------------------------------------------------
                                                                      3,716,755
--------------------------------------------------------------------------------

UTILITIES -- 6.6%
American Electric Power                                  82,100       3,697,784
--------------------------------------------------------------------------------

MATERIALS -- 4.8%
Alcoa                                                    42,915       1,739,345
Lyondell Chemical                                        24,987         927,517
--------------------------------------------------------------------------------

                                                                      2,666,862
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  55,692,041
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 0.2%
iShares Russell 1000 Value Index Fund                     1,134   $      98,363
--------------------------------------------------------------------------------

INVESTMENT FUND -- 14.6%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                     8,172,453   $   8,172,453
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.0%
PNC Bank Money Market Fund, 4.76% ^                      24,326   $      24,326
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.5%
(Cost $54,535,115)                                                $  63,987,183

LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.5%)                     (8,082,858)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  55,904,325
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $8,000,679.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN TAXABLE BOND FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 42.6%
            FINANCIALS -- 18.9%
$1,500,000  21st Century Insurance,
               5.90%, 12/15/13                                     $  1,517,662
 1,000,000  American General Finance,
               MTN, Ser I, 4.63%, 5/15/09                               986,194
   439,000  Berkley (WR), 6.15%, 8/15/19                                430,477
   904,000  Ford Motor Credit, 7.38%, 10/28/09                          897,361
   750,000  General Electric Capital,
               5.50%, 10/6/17                                           731,849
 1,000,000  HSBC Finance, 4.75%, 5/15/09                                988,869
   450,000  Kimco Realty, MTN,
               Ser B, 7.90%, 12/7/07                                    454,313
 1,000,000  Radian Group, 5.63%, 2/15/13                                990,935
--------------------------------------------------------------------------------
                                                                      6,997,660
--------------------------------------------------------------------------------

            TELECOMMUNICATION SERVICES -- 6.0%
 1,000,000  Telecom de Puerto Rico,
               6.80%, 5/15/09                                         1,032,606
 1,000,000  Verizon Communications,
               8.75%, 11/1/21                                         1,186,233
--------------------------------------------------------------------------------
                                                                      2,218,839
--------------------------------------------------------------------------------

            INDUSTRIALS -- 5.4%
 1,000,000  Gannet, 6.38%, 4/1/12                                     1,018,036
 1,000,000  General Electric Capital,
               MTN, 5.72%, 8/22/11                                      999,768
--------------------------------------------------------------------------------
                                                                      2,017,804
--------------------------------------------------------------------------------

            ENERGY -- 5.3%
 1,000,000  Entergy Louisiana, 5.83%, 11/1/10                           996,591
 1,000,000  Sunoco, 5.75%, 1/15/17                                      963,782
--------------------------------------------------------------------------------
                                                                      1,960,373
--------------------------------------------------------------------------------

            CONSUMER DISCRETIONARY -- 2.9%
 1,000,000  May Department Stores,
               7.63%, 8/15/13                                         1,062,727
--------------------------------------------------------------------------------

            CONSUMER STAPLES -- 2.8%
 1,045,000  H.J. Heinz, 6.00%, 3/15/08                                1,047,950
--------------------------------------------------------------------------------

            SOVEREIGN BOND -- 1.3%
   500,000  Aid-Israel, 5.50%, 4/26/24                                  495,361
--------------------------------------------------------------------------------

            TOTAL CORPORATE BONDS                                  $ 15,800,714
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS -- 32.8%
 1,635,000  FHLB, Ser RA18, 5.13%, 6/26/18                            1,550,681
 1,000,000  FHLMC, 5.25%, 1/11/10                                       997,250
   500,000  FHLMC, 5.20%, 3/5/19                                        480,498
 1,500,000  FHLMC, MTN, 4.65%, 10/10/13                               1,432,157
   750,000  FHLMC, MTN, 6.00%, 6/18/14                                  748,123
 1,544,000  FHLMC, MTN, 5.00%, 12/14/18                               1,450,925
 1,000,000  FHLMC, MTN (A), .00%, 3/4/19                                487,557
 5,000,000  FHLMC, MTN (A), .00%, 4/4/36                                661,355
 1,000,000  FNMA, 8.20%, 3/10/16                                      1,189,129
 2,000,000  FNMA, 5.55%, 2/16/17                                      1,967,517
 1,175,000  TVA, Ser B, 6.24%, 7/15/45                                1,179,600
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                     $ 12,144,792
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 18.7%
   830,000  U.S. Treasury Bonds, 7.50%, 11/15/16                        978,817
 1,500,000  U.S. Treasury Bonds, 8.75%, 5/15/17+                      1,921,874
 1,500,000  U.S. Treasury Bonds, 8.13%, 8/15/19                       1,896,797
   913,000  U.S. Treasury Bonds, 7.63%, 11/15/22                      1,143,533
 1,000,000  U.S. Treasury Notes, 4.00%, 9/30/07                         997,812
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS                        $  6,938,833
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 4.5%
            MARYLAND -- 3.2%
 1,185,000  Baltimore, Consolidated
               Public Improvement GO,
               Ser B, AMBAC, 5.00%, 10/15/10                          1,176,089
--------------------------------------------------------------------------------

            NEW YORK -- 1.3%
   500,000  Sales Tax Asset Receivable RB,
               Ser B, FGIC, 4.76%, 10/15/15                             473,710
--------------------------------------------------------------------------------

            TOTAL MUNICIPAL BONDS                                  $  1,649,799
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
PITCAIRN TAXABLE BOND FUND (CONTINUED)
================================================================================
                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 4.6%
 1,704,625  BlackRock Institutional
               Money Market Trust, 5.22% * ^                       $  1,704,625
--------------------------------------------------------------------------------

            CASH EQUIVALENT -- 0.5%
   179,365  PNC Bank Money
               Market Fund, 4.76% ^                                $    179,365
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 103.7%
            (Cost $38,313,843)                                     $ 38,418,128

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (3.7%)                                (1,370,261)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                   $ 37,047,867
================================================================================

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $1,665,625.

*     Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

(A) Zero Coupon Security - The rate shown was the effective yield at the time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GO - General Obligation

MTN - Medium Term Note

RB - Revenue Bond

TVA - Tennessee Valley Authority

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SANDS CAPITAL SELECT GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.4%                                SHARES          VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 28.4%
Abraxis BioScience*+                                    206,700   $   4,594,941
Allergan+                                               426,200      24,566,168
Cerner*+                                                144,200       7,998,774
Genentech*                                              387,600      29,325,816
Genzyme*                                                369,200      23,776,480
Intuitive Surgical*+                                     96,400      13,377,428
Patterson*+                                             184,200       6,865,134
Stryker                                                 196,600      12,403,494
Teva Pharmaceutical Industries ADR                      270,000      11,137,500
Varian Medical Systems*                                 284,700      12,102,597
Zimmer Holdings*                                         90,500       7,682,545
--------------------------------------------------------------------------------
                                                                    153,830,877
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 23.3%
Google, Class A*+                                       104,700      54,797,886
Iron Mountain*+                                         228,700       5,975,931
Lowe's+                                                 644,300      19,773,567
Starbucks*                                            1,148,200      30,128,768
Yahoo!*                                                 561,200      15,225,356
--------------------------------------------------------------------------------
                                                                    125,901,508
--------------------------------------------------------------------------------

TECHNOLOGY -- 16.1%
Apple*                                                  287,500      35,086,500
Broadcom, Class A*+                                     646,600      18,913,050
QUALCOMM                                                534,600      23,196,294
Salesforce.com*+                                        222,700       9,544,922
--------------------------------------------------------------------------------
                                                                     86,740,766
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 13.6%
Chicago Mercantile Exchange Holdings+                    51,400      27,466,104
Intercontinental Exchange*                              186,900      27,633,165
Moody's+                                                294,800      18,336,560
--------------------------------------------------------------------------------
                                                                     73,435,829
--------------------------------------------------------------------------------

ENERGY -- 8.0%
National-Oilwell Varco*                                 142,400      14,843,776
Schlumberger+                                           336,600      28,590,804
--------------------------------------------------------------------------------
                                                                     43,434,580
--------------------------------------------------------------------------------

UTILITIES -- 5.2%
America Movil S.A. ADR+                                 452,400      28,017,132
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.8%
Walgreen                                                346,700      15,095,318
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.0%
Expeditors International of Washington                  258,100      10,659,530
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 537,115,540
--------------------------------------------------------------------------------

INVESTMENT FUND -- 24.2%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                   130,959,083   $ 130,959,083
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.8%
PNC Bank Money Market Fund, 4.76% ^                   4,121,273   $   4,121,273
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.4%
(Cost $586,213,892)                                               $ 672,195,896

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.4%)                   (131,936,412)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 540,259,484
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $126,671,940.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

ADR - American Depository Receipt

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SHORT DURATION FIXED INCOME FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 69.6%
$   49,838  FHLMC CMO/REMIC Ser 1538,
               Class J, 6.500%, 6/15/08                           $      49,748
   280,966  FHLMC CMO/REMIC Ser 2509,
               Class EA, 4.000%, 12/15/12                               279,977
   776,439  FHLMC CMO/REMIC Ser 2510,
               Class TA, 4.000%, 6/15/32                                736,263
 1,403,791  FHLMC CMO/REMIC Ser 2515,
               Class ED, 5.000%, 3/15/17                              1,393,625
 1,441,215  FHLMC CMO/REMIC Ser 2543,
               Class YJ, 4.500%, 3/15/32                              1,388,794
   992,161  FHLMC CMO/REMIC Ser 2566,
               Class LM, 4.500%, 4/15/32                                958,192
 1,001,146  FHLMC CMO/REMIC Ser 2575,
               Class QP, 4.500%, 11/15/31                               980,389
   786,028  FHLMC CMO/REMIC Ser 2583,
               Class ND, 4.250%, 12/15/10                               772,390
   876,060  FHLMC CMO/REMIC Ser 2590,
               Class QY, 3.750%, 4/15/28                                820,279
 1,631,290  FHLMC CMO/REMIC Ser 2590,
               Class UL, 3.750%, 3/15/32                              1,524,471
 1,279,746  FHLMC CMO/REMIC Ser 2596,
               Class QE, 4.000%, 3/15/33                              1,204,766
 2,805,412  FHLMC CMO/REMIC Ser 2649,
               Class PJ, 3.500%, 6/15/33                              2,695,362
 2,801,562  FHLMC CMO/REMIC Ser 2744,
               Class TA, 5.500%, 3/15/26                              2,791,199
 2,172,454  FHLMC CMO/REMIC Ser 3092,
               Class TA, 7.250%, 11/15/35                             2,158,185
   740,783  FHLMC CMO/REMIC Ser 3251,
               Class TA, 7.400%, 6/15/36                                750,028
   135,620  FHLMC Pool #C66916, 7.000%, 5/1/32                          139,787
   158,072  FHLMC Pool #D94598, 6.500%, 4/1/21                          161,948
   218,699  FHLMC Pool #E97227, 7.000%, 9/1/14                          223,435
    18,528  FHLMC Pool #G10288, 6.000%, 9/1/09                           18,583
    35,198  FHLMC Pool #G10446, 6.500%, 2/1/11                           35,788
   221,871  FHLMC Pool #G30085, 7.500%, 10/1/17                         232,782
   388,237  FHLMC Pool #M90771, 5.000%, 12/1/07                         386,863
    26,333  FNMA CMO/REMIC Ser 1994-27,
               Class PJ, 6.500%, 6/25/23                                 26,280
    26,239  FNMA CMO/REMIC Ser 1999-15,
               Class PC, 6.000%, 9/25/18                                 26,295
   998,384  FNMA CMO/REMIC Ser 2002-71,
               Class AP, 5.000%, 11/25/32                               961,917
 1,008,160  FNMA CMO/REMIC Ser 2003-119,
               Class PU, 4.000%, 11/25/33                               975,325
   705,192  FNMA CMO/REMIC Ser 2003-19,
               Class ME, 4.000%, 1/25/33                                659,376
   983,373  FNMA CMO/REMIC Ser 2003-30,
               Class MB, 4.000%, 6/25/27                                969,872
 3,189,393  FNMA CMO/REMIC Ser 2003-34,
               Class GJ, 4.000%, 2/25/33                              2,969,688
   964,207  FNMA CMO/REMIC Ser 2003-42,
               Class CA, 4.000%, 5/25/33                                888,900
   294,390  FNMA CMO/REMIC Ser 2003-66,
               Class AP, 3.500%, 11/25/32                               266,869
 4,357,252  FNMA CMO/REMIC Ser 2005-93,
               Class XT (A), 7.000%, 10/25/35                         4,456,069
 2,527,763  FNMA CMO/REMIC Ser 2006-14,
               Class DT (A), 7.000%, 3/25/36                          2,569,597
    18,336  FNMA Pool #250477, 6.000%, 1/1/11                            18,458
    33,262  FNMA Pool #303096, 7.500%, 12/1/09                           33,585
   165,078  FNMA Pool #313429, 7.000%, 3/1/12                           169,596
   287,450  FNMA Pool #323441, 7.000%, 12/1/13                          296,438
   220,075  FNMA Pool #323832, 7.500%, 7/1/29                           230,382
    13,837  FNMA Pool #334593, 7.000%, 5/1/24                            14,439
   544,349  FNMA Pool #546474, 7.000%, 1/1/15                           561,370
    12,481  FNMA Pool #6222, 9.000%, 4/1/16                              12,917
   580,253  FNMA Pool #647567, 6.000%, 6/1/17                           583,674
   391,611  FNMA Pool #665773, 7.500%, 6/1/31                           410,015
 1,084,472  FNMA Pool #725284, 7.000%, 11/1/18                        1,118,381
    12,910  FNMA Pool #8245, 8.000%, 12/1/08                             13,052
 2,329,416  FNMA Pool #838790, 4.500%, 8/1/35                         2,120,348
    25,389  GNMA ARM Pool #8426 (A),
               5.125%, 11/20/18                                          25,683
 1,114,940  GNMA CMO/REMIC Ser 2002-72,
               Class AB, 4.500%, 10/20/32                             1,055,715
     9,578  GNMA Pool #2707, 5.500%, 1/20/14                              9,478
    11,551  GNMA Pool #2802, 5.500%, 7/20/14                             11,430
   146,247  GNMA Pool #2843, 5.500%, 11/20/14                           144,720
    96,288  GNMA Pool #344233, 8.000%, 2/15/23                          101,937
   225,014  GNMA Pool #345123, 8.000%, 12/15/23                         238,214
     9,259  GNMA Pool #351122, 6.500%, 7/15/08                            9,313
     5,103  GNMA Pool #357343, 6.500%, 10/15/08                           5,133
    49,485  GNMA Pool #462486, 6.500%, 1/15/13                           50,653
    59,996  GNMA Pool #569337, 6.500%, 4/15/22                           60,856
    77,518  GNMA Pool #578189, 6.000%, 2/15/32                           77,349
   108,563  GNMA Pool #780322, 8.000%, 11/15/22                         114,728
    54,219  GNMA Pool #780327, 8.000%, 11/15/17                          56,917
   531,202  GNMA Pool #780604, 7.000%, 7/15/12                          547,234
   127,879  GNMA Pool #814, 8.000%, 8/20/17                             134,028
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                           $  42,699,085
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.0%
 2,000,000  FHLB, 5.000%, 12/11/09 1,991,408
 2,000,000  FHLB (A), 6.000%, 5/21/08 2,000,000
 4,000,000  FHLB (A), 5.750%, 9/29/14 3,951,600
   500,000  FHLB (A), 6.000%, 4/26/19                                   480,250
 3,000,000  FHLB Discount Note, 6/18/08                               2,855,679
 5,000,000  FHLB, Ser 1 (A), 6.000%, 3/30/20                          4,700,000
--------------------------------------------------------------------------------

            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                    $  15,978,937
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SHORT DURATION FIXED INCOME FUND (CONTINUED)
================================================================================
 FACE
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENT -- 4.5%
$2,761,000  PNC Capital Markets 4.94%
               dated 06/29/07 due 07/02/07
               repurchase proceeds $2,762,137
               (Collateralized by $2,850,000
               U.S. Government Obligation
               FN885573 6.50% due 08/01/36;
               fair value $2,878,500)(B)                          $   2,761,000
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            CASH EQUIVALENT -- 0.0%
       794  BlackRock TempFund, Institutional
               Shares, 5.200% ^                                   $         794
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES AND
            REPURCHASE AGREEMENT -- 100.1%
            (Cost $62,559,608)                                    $  61,439,816

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.1%)                                   (79,845)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $  61,359,971
================================================================================

^     The rate shown is the 7-day effective yield as of June 30, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2007.

(B)   Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.8%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 19.9%
BankUnited Financial                                     27,945   $     560,856
BioMed Realty Trust+                                     56,275       1,413,628
Central Pacific Financial                                44,932       1,483,205
CompuCredit*+                                            21,169         741,338
First Industrial Realty Trust+                           41,956       1,626,216
First Marblehead+                                        22,241         859,392
Flagstar Bancorp                                         50,491         608,417
FPIC Insurance Group*                                    20,984         855,518
Knight Capital Group*                                    78,399       1,301,423
Montpelier Re Holdings+                                  53,641         994,504
Southwest Bancorp                                        40,271         968,115
Strategic Hotels & Resorts+                              63,801       1,434,884
Sunstone Hotel Investors+                                54,599       1,550,066
TriCo Bancshares                                         63,043       1,409,641
--------------------------------------------------------------------------------
                                                                     15,807,203
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.8%
Aaron Rents                                              36,692       1,071,406
Children's Place Retail Stores*                          28,023       1,447,107
Consolidated Graphics*                                   13,860         960,221
Dover Downs Gaming & Entertainment                       63,119         947,416
EarthLink*                                              105,244         786,173
Korn/Ferry International*                                35,558         933,753
Matthews International                                   32,874       1,433,635
Ruby Tuesday                                             28,762         757,303
Sonic*                                                   31,915         705,960
Steiner Leisure Limited*                                 17,325         851,004
TeleTech Holdings*                                       22,793         740,317
Toro                                                     22,219       1,308,477
Tupperware                                               26,408         758,966
WMS Industries*                                          41,948       1,210,605
Wolverine World Wide                                     34,887         966,719
--------------------------------------------------------------------------------
                                                                     14,879,062
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 14.3%
Astec Industries*                                        16,422         693,337
Asyst Technologies*                                      76,394         552,329
Axcelis Technologies*                                   128,682         835,146
Belden CDT                                               15,920         881,172
Brooks Automation*                                       43,478         789,126
Carlisle Companies                                       35,250       1,639,477
Genlyte Group*                                            8,700         683,298
MKS Instruments*                                         34,271         949,307
Plantronics                                              33,862         887,862
Regal-Beloit                                             21,269         989,859
Rudolph Technologies*                                    61,014       1,013,442
Veeco Instruments*+                                      33,271         690,041
Watts Water Technologies, Class A+                       19,966         748,126
--------------------------------------------------------------------------------
                                                                     11,352,522
--------------------------------------------------------------------------------

TECHNOLOGY -- 11.2%
ADC Telecommunications*                                  38,756         710,397
COMSYS IT Partners*                                      38,272         872,984
Digital River*+                                          12,199         552,005
DRS Technologies                                         15,840         907,157
Komag*+                                                  23,127         737,520
Palm*+                                                   27,675         443,077
Perot Systems*                                           44,961         766,135
Radiant Systems*                                        105,310       1,394,305
SRA International, Class A*                              24,079         608,236
Vignette*                                                44,513         852,869
Xyratex*                                                 47,058       1,046,099
--------------------------------------------------------------------------------
                                                                      8,890,784
--------------------------------------------------------------------------------

HEALTH CARE -- 11.0%
Affymax*+                                                10,184         274,561
BioMarin Pharmaceuticals*+                               19,675         352,970
Centene*                                                 26,814         574,356
Enzon Pharmaceuticals*+                                  36,682         287,954
Exelixis*                                                31,692         383,473
ICU Medical*                                             19,339         830,417
Incyte*                                                  39,611         237,666
Indevus Pharmaceuticals*                                 53,555         360,425
Integra LifeSciences Holdings*+                          24,960       1,233,522
Isis Pharmaceuticals*+                                   33,971         328,839
Kendle International*                                    17,319         636,820
Nabi Biopharmaceuticals*                                 60,896         280,122
Option Care                                              68,290       1,051,666
Perrigo                                                  80,227       1,570,844
Progenics Pharmaceuticals*                               14,270         307,804
--------------------------------------------------------------------------------
                                                                      8,711,439
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.9%
AAR*+                                                    29,713         980,826
Con-way                                                  15,448         776,108
SkyWest                                                  30,669         730,842
Tenneco*                                                 61,805       2,165,647
--------------------------------------------------------------------------------
                                                                      4,653,423
--------------------------------------------------------------------------------

ENERGY -- 4.7%
Brigham Exploration*                                    132,241         776,255
Global Industries*                                       28,943         776,251
Lufkin Industries                                        10,650         687,458
Swift Energy*                                            11,123         475,619
Unit*                                                    16,673       1,048,898
--------------------------------------------------------------------------------
                                                                      3,764,481
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.2%
Koppers Holdings                                         27,150         914,412
Quanex                                                   22,153       1,078,851
Universal Forest Products                                15,877         670,962
US Concrete*                                             78,030         678,081
--------------------------------------------------------------------------------
                                                                      3,342,306
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.8% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.9%
Hain Celestial Group*                                    26,856   $     728,872
Hansen Natural*+                                         33,379       1,434,629
Longs Drug Stores                                        18,259         958,963
--------------------------------------------------------------------------------
                                                                      3,122,464
--------------------------------------------------------------------------------

OTHER -- 3.3%
iShares Russell 2000 Growth Index Fund                   30,364       2,604,624
--------------------------------------------------------------------------------

UTILITIES -- 2.6%
Avista                                                   27,014         582,152
Golden Telecom+                                          11,808         649,558
Laclede Group                                            26,108         832,323
--------------------------------------------------------------------------------
                                                                      2,064,033
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  79,192,341
--------------------------------------------------------------------------------

INVESTMENT FUND -- 18.2%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    14,446,450   $  14,446,450
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.0%
(Cost $85,330,740)                                                $  93,638,791

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.0%)                    (14,285,475)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  79,353,316
================================================================================

 *  Non-income producing security.

 + All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $13,930,680.

 ** Represents collateral for securities loaned.

 ^  The rate shown is the 7-day effective yield as of June 30, 2007.

 See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 93.1%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 20.4%
1st Source                                               52,800   $   1,315,776
Advanta, Class B                                         40,650       1,265,841
American Physicans Capital*                              39,700       1,607,850
ASTA Funding                                             48,000       1,844,640
BioMed Realty Trust+                                     26,050         654,376
Boston Private Financial Holdings+                       12,960         348,235
Centennial Bank Holdings*                               126,600       1,072,302
Corporate Office Properties Trust                        11,660         478,177
Delphi Financial Group, Class A                          22,470         939,695
DiamondRock Hospitality                                  52,740       1,006,279
EastGroup Properties                                     14,120         618,738
Employers Holdings                                       36,460         774,410
First Midwest Bancorp+                                   20,740         736,477
First State Bancorp                                      52,900       1,126,241
FPIC Insurance Group*                                    52,770       2,151,433
Hanmi Financial                                          61,860       1,055,332
Hanover Insurance Group                                  28,400       1,385,636
Heritage Commerce                                        21,310         504,621
Investment Technology Group*                             13,210         572,389
IPC Holdings                                             23,130         746,868
Knight Capital Group*                                    27,030         448,698
LaSalle Hotel Properties                                 13,820         600,064
MAF Bancorp                                              37,892       2,056,020
Max Capital Group                                        64,000       1,811,200
MCG Capital                                              69,500       1,113,390
Mercer Insurance Group                                   16,700         332,330
Mid-America Apartment Communities                         9,220         483,866
Midland                                                  19,900         934,106
MoneyGram International+                                 60,300       1,685,385
Navigators Group*                                        18,490         996,611
NexCen Brands*                                           57,650         642,221
NGP Capital Resources+                                   35,020         585,534
NYMAGIC                                                  14,000         562,800
Online Resources*                                        86,590         950,758
Phoenix Companies                                        45,290         679,803
Potlatch                                                 14,230         612,602
ProAssurance*+                                           19,690       1,096,142
Renasant                                                 32,220         732,683
S1*                                                      93,110         743,949
Signature Bank*                                          30,230       1,030,843
SVB Financial Group*+                                    20,130       1,069,104
SWS Group                                                17,405         376,296
UCBH Holdings                                            39,000         712,530
UMB Financial                                            25,440         937,973
United America Indemnity, Class A*                       96,980       2,411,894
United Fire & Casualty                                   38,000       1,344,440
--------------------------------------------------------------------------------
                                                                     45,156,558
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.2%
Aaron Rents+                                             67,000       1,956,400
American Greetings, Class A                              60,102       1,702,690
Applebee's International+                                25,400         612,140
Belo, Class A                                            42,000         864,780
BJ's Wholesale Club*+                                    28,530       1,027,936
Bob Evans Farms                                          48,300       1,779,855
Bright Horizons Family Solutions*                        18,990         738,901
Brink's+                                                 26,000       1,609,140
Brown Shoe Company                                       37,500         912,000
Buckle                                                   46,800       1,843,920
Cabela's*                                                24,710         546,832
Callaway Golf+                                          138,600       2,468,465
Charming Shoppes*                                        62,600         677,958
Entravision Communications*                              58,710         612,345
EZCORP*                                                  63,300         838,092
Famous Dave's of America*                                18,900         421,092
Finish Line, Class A                                     87,850         800,314
First Consulting Group*                                  77,300         734,350
FTI Consulting*+                                         21,780         828,293
Gevity HR                                                33,180         641,369
Hanesbrands*                                             50,100       1,354,203
Hartmarx*                                                99,300         791,421
Helen of Troy*                                           19,980         539,460
Jakks Pacific*                                           67,400       1,896,636
K-Swiss, Class A                                         56,850       1,610,561
Landry's Restaurants+                                    19,050         576,453
Movado Group                                             11,270         380,250
Pantry*                                                  14,130         651,393
R. G. Barry*                                             23,200         274,920
Steiner Leisure*                                         24,000       1,178,880
Steinway Musical Instruments                             26,000         899,340
THQ*                                                     15,940         486,489
Toro                                                     33,000       1,943,370
Tupperware Brands                                        65,900       1,893,966
United Auto Group*                                       60,300       1,283,787
United Online                                            83,800       1,381,862
Universal Security Instruments*                          11,900         373,303
WMS Industries*                                          25,125         725,108
Zones*                                                   12,900         116,100
--------------------------------------------------------------------------------
                                                                     39,974,374
--------------------------------------------------------------------------------

ENERGY -- 11.8%
Basic Energy Services*                                    8,100         207,117
Berry Petroleum, Class A                                 27,700       1,043,736
Bolt Technology*                                         13,700         603,348
Cimarex Energy                                           65,000       2,561,650
Copano Energy                                            40,800       1,740,936
Encore Acquisition*                                      90,000       2,502,000
Grey Wolf*                                               24,600         202,704
Helmerich & Payne                                        81,000       2,869,020
Hornbeck Offshore Services*+                             40,100       1,554,276
ICO*                                                     93,400         987,238
Lufkin Industries                                        23,300       1,504,015

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 93.1% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

ENERGY -- 11.8% (CONTINUED)
Matrix Service*                                         115,360   $   2,866,696
Parker Drilling*                                         50,600         533,324
Petrohawk Energy*                                        61,180         970,315
Petroleum Development*                                   14,940         709,351
Rosetta Resources*                                       15,600         336,024
Southwestern Energy*+                                    30,000       1,335,000
W-H Energy Services*                                     21,000       1,300,110
Whiting Petroleum*+                                      50,500       2,046,260
--------------------------------------------------------------------------------
                                                                     25,873,120
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 10.3%
A.M. Castle & Co.                                        51,100       1,835,001
AEP Industries*                                           9,300         418,593
Barnes Group+                                            36,850       1,167,408
Century Aluminum*                                        15,000         819,450
Chase                                                    18,400         309,120
Compass Minerals International                           28,610         991,623
Eastern                                                  27,900         810,774
EnerSys*                                                 20,460         374,418
Haynes International*                                    10,580         893,269
Innospec                                                 17,300       1,024,333
Kaiser Aluminum                                           9,610         700,377
Kaydon                                                   20,000       1,042,400
KHD Humboldt Wedag International*                        12,490         768,135
L.B. Foster, Class A*                                    29,960         859,253
LSB Industries*                                          27,400         585,812
Metal Management                                         29,600       1,304,472
Neenah Paper                                             17,820         735,253
North American Galvanizing & Coatings*                  155,850       1,337,193
Northgate Minerals*                                      91,450         265,205
Quanex                                                   42,700       2,079,490
Schnitzer Steel Industries, Class A                      37,500       1,797,750
Sterling Construction*+                                  23,850         504,428
Stillwater Mining*                                       59,620         656,416
Universal Stainless & Alloy Products*                     9,300         327,639
Washington Group International*                          13,000       1,040,130
--------------------------------------------------------------------------------
                                                                     22,647,942
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 8.2%
ACCO Brands*+                                            75,000       1,728,750
Andrew*                                                  36,140         521,862
Arris Group*+                                            60,920       1,071,583
ASE Test Limited*                                        71,200       1,001,784
ASM Internation N.V.*                                    22,500         602,325
Cascade                                                  33,000       2,588,519
ECI Telecom Limited*                                     75,310         689,087
Hurco*                                                   39,400       1,969,212
Kadant*                                                  30,440         949,728
Ladish*                                                  21,440         921,920
Lincoln Electric Holdings                                12,000         890,880
LMI Aerospace*                                           32,100         779,709
Regal-Beloit                                             10,850         504,959
Trinity Industries                                       24,600       1,071,084
Trio-Tech International                                  24,600         490,770
Verigy Ltd*                                              46,130       1,319,779
VSE                                                      27,200       1,001,776
--------------------------------------------------------------------------------
                                                                     18,103,727
--------------------------------------------------------------------------------

UTILITIES -- 6.7%
Alaska Communications Systems Group                      92,900       1,471,536
Central Vermont Public Service                           44,600       1,680,528
Chesapeake Utilities                                     21,300         729,738
El Paso Electric*                                       105,290       2,585,922
Integrys Energy Group                                    25,000       1,268,250
New Jersey Resources                                     15,190         774,994
Northwest Natural Gas                                    30,600       1,413,414
NTELOS Holdings                                          40,480       1,118,867
South Jersey Industries                                  19,600         693,448
Southwest Gas                                            38,800       1,311,828
Suburban Propane Partners                                11,700         560,079
UGI                                                      45,000       1,227,600
--------------------------------------------------------------------------------
                                                                     14,836,204
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.8%
Cott*                                                    52,590         756,770
Del Monte Foods                                          85,300       1,037,248
Flower Foods                                             35,760       1,192,954
Fresh Del Monte Produce                                  30,600         766,530
Ingles Markets, Class A                                  41,500       1,429,675
Lance                                                     9,869         232,514
Longs Drug Stores                                        14,380         755,238
Nutraceutical International*                             20,000         331,400
Spartan Stores                                           99,500       3,274,544
Susser Holdings*                                         52,730         854,753
--------------------------------------------------------------------------------
                                                                     10,631,626
--------------------------------------------------------------------------------

TECHNOLOGY -- 4.5%
Avici Systems                                            34,500         258,750
BroadVision*                                            164,200         326,758
Cirrus Logic*                                            67,610         561,163
Cogent Communications Group*+                            13,140         392,492
EDO+                                                     22,150         728,071
Excel Technology*                                        26,570         742,366
Foundry Networks*                                        49,740         828,668
Gerber Scientific*                                       51,170         594,595
Ixia*                                                    85,590         792,563
Macrovision*                                             34,080       1,024,445
OSI Systems*                                             33,050         903,918
Progress Software*                                       28,780         914,916
Semtech*+                                                53,860         933,394
Zoran*                                                   40,260         806,810
--------------------------------------------------------------------------------
                                                                      9,808,909
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE OPPORTUNITIES FUND (CONTINUED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 93.1% (CONTINUED)                    SHARES          VALUE
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 4.4%
AAR*+                                                    28,930   $     954,979
AirTran Holdings*+                                      210,000       2,293,200
American Railcar Industries                              15,760         614,640
Greenbrier+                                              40,000       1,208,800
Hayes Lemmerz International*                            137,399         735,085
Miller Industries*                                       16,000         401,600
TBS International, Class A*                              14,900         423,160
Titan International+                                     32,430       1,025,112
Werner Enterprises+                                     100,500       2,025,075
--------------------------------------------------------------------------------
                                                                      9,681,651
--------------------------------------------------------------------------------

HEALTH CARE -- 3.6%
Alliance Imaging*                                       114,150       1,071,869
Alpharma*+                                               16,840         438,008
Analogic                                                 46,957       3,451,810
Axcan Pharma*                                            41,200         796,396
DRAXIS Health*                                            9,548          56,524
MedCath*                                                 19,060         606,108
Owens & Minor+                                           19,910         695,655
STERIS                                                   24,190         740,214
--------------------------------------------------------------------------------
                                                                      7,856,584
--------------------------------------------------------------------------------

OTHER -- 0.2%
UTEK                                                     29,300         418,990
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 204,989,685
--------------------------------------------------------------------------------

INVESTMENT FUND -- 12.9%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                    28,391,150   $  28,391,150
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 6.8%
PNC Bank Money Market Fund, 4.76% ^                  15,035,926   $  15,035,926
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.8%
(Cost $229,808,096)                                               $ 248,416,761

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.8%)                    (28,253,009)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 220,163,752
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $27,205,770.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
STRATEGIC VALUE AND HIGH INCOME FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
                                                      SHARES          VALUE
--------------------------------------------------------------------------------

AFFILIATED EQUITY FUND -- 62.5%
Touchstone Funds Group Trust
   Diversified Small Cap Value Fund *                    44,636   $     918,610
--------------------------------------------------------------------------------

AFFILIATED FIXED INCOME FUND -- 40.4%
Touchstone Investment
   Trust High Yield Fund **                              63,939   $     593,993
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.9%
(Cost $1,486,324)                                                 $   1,512,603

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%)                         (42,803)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $   1,469,800
================================================================================

*     Affiliated Fund, sub-advised by Clover Capital Management, Inc.

**    Affiliated Fund, sub-advised by Fort Washington Investment Advisers, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 98.5%
            ALABAMA -- 2.2%
$1,000,000  Bessemer RB, AMBAC, Callable
            02/01/10 @ 102, 5.600%, 2/1/30                        $   1,053,950
 1,300,000  Birmingham Water & Sewer RB,
            Ser A, Callable 01/01/08 @ 102,
            5.000%, 1/1/18                                            1,323,868
--------------------------------------------------------------------------------
                                                                      2,377,818
--------------------------------------------------------------------------------

            CALIFORNIA -- 10.2%
 2,000,000  California Health Facilities
            Finance Authority RB, St. Francis
            Memorial Hospital, Ser C,
            ETM, 5.875%, 11/1/23                                      2,336,739
 1,840,000  California State GO, Callable
            02/01/13 @ 100, 5.250%, 2/1/33                            1,912,974
 2,000,000  California State GO, Callable
            09/01/16 @ 100, 4.750%, 9/1/30                            1,994,300
 2,000,000  California State, Department
            of Veteran Affairs Home
            Purchase RB, Ser A, Callable
            11/30/11 @ 101, 4.400%, 12/1/21                           1,949,460
 2,000,000  California State, Economic
            Recovery GO, Ser A, Callable
            07/01/11 @ 100, 5.000%, 7/1/17                            2,074,840
   500,000  California State, Statewide
            Communities Developmental
            Authority, Pollution Control RB,
            Southern California Edison, Ser A,
            XLCA, 4.100%, 4/1/28                                        497,945
   420,000  Stockton Housing Facility RB,
            O'Connor Woods Project, Ser A,
            ETM, GNMA, Callable
            05/06/05 @ 100, 5.200%, 9/20/09                             420,475
--------------------------------------------------------------------------------
                                                                     11,186,733
--------------------------------------------------------------------------------

            COLORADO -- 1.0%
 1,000,000  South Suburban Park & Recreation
            District GO, AMBAC, Callable
            09/15/10 @ 100, 5.375%, 9/15/18                           1,042,820
--------------------------------------------------------------------------------

            DELAWARE -- 0.9%
 1,000,000  Delaware State, Economic
            Development Authority, Pollution
            Control RB, Delmarva Power,
            AMBAC, Callable 05/01/11 @ 100 (A),
            4.900%, 5/1/26                                            1,028,100
--------------------------------------------------------------------------------

            DISTRICT OF COLUMBIA -- 1.2%
 1,000,000  District of Columbia RB,
            Howard University Project,
            MBIA, 5.500%, 10/1/16                                     1,096,770
   200,000  Washington D.C., Convention
            Center Authority RB, Dedicated
            Tax Revenue, Senior Lien,
            AMBAC, Callable 10/01/08 @ 101,
            5.250%, 10/1/09                                             205,394
--------------------------------------------------------------------------------
                                                                      1,302,164
--------------------------------------------------------------------------------

            FLORIDA -- 1.1%
   405,000  Orlando Utilities Commission,
            Water & Electric RB, Callable
            10/01/11 @ 101, 5.250%,                                     425,230
   685,000  Orlando Utilities Commission,
            Water & Electric RB, Pre-Refunded
            10/01/11 @ 101, 5.250%, 10/1/20                             724,771
--------------------------------------------------------------------------------
                                                                      1,150,001
--------------------------------------------------------------------------------

            GEORGIA -- 2.1%
 2,000,000  Henry County, Water & Sewer
            Authority RB, AMBAC, 6.150%, 2/1/20                       2,343,940
--------------------------------------------------------------------------------

            HAWAII -- 4.1%
 1,680,000  Honolulu, City & County GO,
            Ser B, ETM, 8.000%, 10/1/10                               1,884,708
 2,385,000  University of Hawaii RB, Ser A,
            FGIC, Callable 07/15/12 @ 100,
            5.500%, 7/15/21                                           2,539,071
--------------------------------------------------------------------------------
                                                                      4,423,779
--------------------------------------------------------------------------------

            ILLINOIS -- 7.8%
 1,000,000  Chicago, Park District GO,
            Aquarium & Museum Project,
            FGIC, Callable 01/01/08 @ 100,
            5.500%, 1/1/10                                            1,008,180
 2,350,000  Illinois Development Finance
            Authority RB, Elgin School District
            Project, FSA (B), .000%, 1/1/18                           1,476,952
 1,000,000  Illinois Health Facilities
            Authority RB, Hospital Sisters Services
            Project, Ser A, MBIA, Callable
            06/01/08 @ 101, 5.250%, 6/1/12                            1,020,910
 1,000,000  Illinois State, Toll Highway
            Authority Revenue RB, Senior
            Priority, Ser A-1, Callable
            07/01/2016 @ 100, 5.000%, 1/1/26                          1,035,940
 1,200,000  Metropolitan Pier & Exposition
            Authority RB, Illinois Dedicated
            State Tax Revenue, AMBAC, Callable
            06/01/07 @ 101, 5.125%, 6/1/13                            1,213,152

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND (CONTINUED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 98.5% (CONTINUED)
            ILLINOIS -- 7.8% (CONTINUED)
$  500,000  Metropolitan Pier & Exposition
            Authority RB, Illinois Dedicated
            State Tax Revenue, Ser A,
            FGIC, 5.500%, 12/15/23                                $     558,930
   500,000  Metropolitan Pier & Exposition
            Authority RB, Illinois Dedicated
            State Tax Revenue, Ser A, FGIC, ETM,
            5.500%, 12/15/23                                            561,905
 2,000,000  Will County, Community School
            District GO, USD #365, FSA (B),
            .000%, 11/1/12                                            1,607,840
--------------------------------------------------------------------------------
                                                                      8,483,809
--------------------------------------------------------------------------------

            INDIANA -- 4.9%
 1,000,000  Indiana Transportation Finance
            Authority RB, Ser A, MBIA,
            6.800%, 12/1/16                                           1,150,690
 3,000,000  Indiana University RB, Student
            Fee, Ser P, AMBAC, Callable
            01/01/10 @ 100, 5.000%,                                   3,127,770
 1,000,000  Indianapolis, Public Improvement
            Authority RB, Ser A, Callable
            01/01/10 @ 101, 6.000%, 1/1/25                            1,058,250
--------------------------------------------------------------------------------
                                                                      5,336,710
--------------------------------------------------------------------------------

            KENTUCKY -- 1.0%
 1,050,000  Kentucky State, Property &
            Buildings Commission RB,
            Project Number 67, Pre-Refunded
            09/01/10 @ 100, 5.625%, 9/1/13                            1,102,217
--------------------------------------------------------------------------------

            LOUISIANA -- 2.0%
 2,115,000  Louisiana Public Facilites Authority RB,
            Franciscan Missionaries Project,
            Ser A, FSA, 5.500%, 7/1/11                                2,225,741
--------------------------------------------------------------------------------

            MASSACHUSETTS -- 2.9%
 1,000,000  Massachusetts State, Housing Finance
            Agency RB, Ser B, MBIA, Callable
            06/01/08 @ 101, 5.300%, 12/1/17                           1,004,950
    70,000  Massachusetts State, Special
            Obligation RB, Consolidated Loan,
            Ser A, Callable 06/01/08 @ 101,
            5.000%, 6/1/15                                               71,364
   930,000  Massachusetts State, Special
            Obligation RB, Consolidated Loan,
            Ser A, Pre-Refunded 06/01/08 @ 101,
            5.000%, 6/1/15                                              947,531
 1,060,000  Massachusetts State, Water Resources
            Authority RB, Ser D, MBIA, GOA,
            6.000%, 8/1/14                                            1,186,087
--------------------------------------------------------------------------------
                                                                      3,209,932
--------------------------------------------------------------------------------

            MICHIGAN -- 0.9%
 1,000,000  Michigan State, Building Authority RB,
            Facilities Program, Ser II, MBIA, Callable
            10/15/13 @ 100, 5.000%, 10/15/23                          1,032,660
--------------------------------------------------------------------------------

            MISSISSIPPI -- 0.7%
   745,000  Mississippi Development Bank RB,
            Capital Project & Equipment Acquisition,
            Ser A2, AMBAC, 5.000%, 7/1/24                               750,953
--------------------------------------------------------------------------------

            NEVADA -- 1.9%
 2,000,000  Nevada Systems, Higher Education
            University RB, Ser B, AMBAC, Callable,
            01/01/16 @ 100, 5.000%, 7/1/35                            2,055,780
--------------------------------------------------------------------------------

            NEW JERSEY -- 0.4%
   150,000  New Jersey State GO, Ser D,
            6.000%, 2/15/11                                             160,227
   250,000  New Jersey State, Transportation
            System RB, Ser A, 5.625%, 6/15/14                           273,990
--------------------------------------------------------------------------------
                                                                        434,217
--------------------------------------------------------------------------------

            NEW YORK -- 9.4%
 3,715,000  New York City, Transitional Finance
            Authority RB, Ser A,  Callable 11/01/11
            @ 100 (A), 5.500%, 11/1/26                                3,923,486
 1,000,000  New York State, Mortgage Agency RB,
            Homeowner Mortgage, Ser 80,
            Callable 03/01/09 @101, 5.100%, 10/1/17                   1,020,320
 3,000,000  New York State, Municipal
            Bond Bank Agency RB, Special
            School Purpose, Ser C, Callable
            06/01/2013 @ 100, 5.500%, 6/1/15                          3,206,070
 2,000,000  New York State, Thruway Authority RB,
            Highway and Bridge Project,
            Callable 04/01/12 @ 100, 5.500%, 4/1/15                   2,124,000
--------------------------------------------------------------------------------
                                                                     10,273,876
--------------------------------------------------------------------------------

            NORTH CAROLINA -- 4.5%
 1,000,000  Charlotte, Mecklenburg Hospital
            Authority, North Carolina Health
            Care Systems RB, Ser A, Callable
            01/15/2011 @ 101, 5.000%, 1/15/31                         1,013,350
 2,200,000  Greensboro, Enterprise System RB,
            5.250%, 6/1/24                                            2,418,658
 1,380,000  University of North Carolina
            Wilmington, RB, AMBAC, Callable
            01/01/13 @ 100, 5.250%, 1/1/21                            1,449,179
--------------------------------------------------------------------------------
                                                                      4,881,187
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND (CONTINUED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 98.5% (CONTINUED)
            PENNSYLVANIA -- 17.7%
$1,345,000  Chester County, Health & Education
            Facilities Authority RB, Devereux
            Foundation, Callable 11/01/16 @ 100,
            5.000%, 11/1/22                                       $   1,356,903
 2,730,000  Coatesville School District GO,
            FSA, Callable 08/15/14 @ 100,
            5.250%, 8/15/18                                           2,903,137
   270,000  Coatesville School District GO, FSA,
            Pre-Refunded 8/15/14 @ 100,
            5.250%, 8/15/18                                             290,876
 3,000,000  Delaware County Authority,
            Hospital RB, Crozer Keystone
            Obigation Group A, Callable
            12/15/16 @ 100, 5.000%, 12/15/26                          3,020,159
 2,820,000  Lancaster Area Sewer Authority
            Revenue RB, FGIC, Callable
            4/1/15 @ 100, 5.000%,                                     2,977,018
 2,000,000  Norwin Penn School District GO,
            FGIC, Pre-Refunded 04/01/10 @ 100,
            6.000%, 4/1/24                                            2,104,300
 1,000,000  Owen J Roberts School District,
            FSA, Callable 05/15/2016 @ 100,
            4.750%, 5/15/25                                           1,014,420
 1,035,000  Pennsylvania State, Higher
            Educational Facilities Authority RB,
            Saint Joseph's University, Callable
            05/01/06 @ 100 (LOC: Allied Irish
            Banks PLC) (A), 5.000%, 5/1/11                            1,035,725
 1,000,000  Pennsylvania State, Public School
            Building Authority RB, Harrisburg
            Area Community College Project,
            AMBAC, Callable 04/01/14 @ 100,
            5.250%, 4/1/24                                            1,059,330
 1,500,000  Philadelphia, Authority for
            Industrial Development Lease
            Revenue RB, Ser B, FSA, Callable
            10/01/11 @ 101, 5.500%, 10/1/12                           1,599,330
 1,300,000  Philadelphia, Hospital & Higher
            Education Authority RB, Presbyterian
            Medical Center Project, ETM,
            6.500%, 12/1/11                                           1,373,242
   525,000  Philadelphia, Water & Waste
            Water RB, MBIA, 6.250%, 8/1/09                              550,037
--------------------------------------------------------------------------------
                                                                     19,284,477
--------------------------------------------------------------------------------

            PUERTO RICO -- 0.7%
   250,000  Puerto Rico, Commonwealth
            Public Improvements, Ser A,
            5.000%, 7/1/09                                              254,773
   500,000  Puerto Rico, Electric Power
            Authority RB, Ser RR, Callable
            07/01/15 @ 100, 5.000%,                                     533,610
--------------------------------------------------------------------------------
                                                                        788,383
--------------------------------------------------------------------------------

            RHODE ISLAND -- 1.1%
 1,000,000  Rhode Island, Depositors Economic
            Protection Authority RB, Special
            Obligation, Ser A, ETM, 6.375%, 8/1/22                    1,226,670
--------------------------------------------------------------------------------

            SOUTH CAROLINA -- 5.7%
 2,530,000  Darlington County, Water &
            Sewer Authority RB, AMBAC,
            Callable 12/01/12 @ 101,
            5.625%, 12/1/23                                           2,727,138
 3,415,000  South Carolina State, Public Service
            Authority RB, Ser A, AMBAC Callable
            01/01/14 @ 100, 5.000%, 1/1/39                            3,492,964
--------------------------------------------------------------------------------
                                                                      6,220,102
--------------------------------------------------------------------------------

            TEXAS -- 8.3%
 1,100,000  Cypress-Fairbanks, Independent
            School District, GO, PSF-GTD, Callable
            02/15/2016 @ 100, 4.750%, 2/15/30                         1,095,413
    10,000  Duncanville, Independent School
            District, GO, PSF-GTD, Callable
            02/15/13 @ 100, 5.650%, 2/15/28                              10,668
 1,340,000  Duncanville, Independent School
            District, GO, PSF-GTD, Pre-Refunded
            02/15/13 @ 100, 5.650%, 2/15/28                           1,448,969
 1,025,000  Fort Worth Water & Sewer RB,
            Prerefunded 08/15/10 @ 100,
            5.750%, 2/15/14                                           1,078,731
   975,000  Fort Worth Water & Sewer RB,
            Unrefunded, 5.750%, 2/15/14                               1,023,594
 1,850,000  Harris County, Healthcare Facilities
            Development Authority RB,
            Christus Health Project, Ser A, MBIA,
            Callable 07/01/09 @ 101, 5.375%, 7/1/24                   1,917,099
 1,140,000  Houston Water & Sewer Systems
            Authority RB, Junior Lien, Ser C,
            FGIC, Pre-Refunded 12/01/07 @ 101,
            5.375%, 12/1/27                                           1,158,799
    15,000  San Antonio GO, ETM, 5.000%, 8/1/07                          15,015
 1,250,000  Texas Water Development Board RB,
            Revolving Fund, Senior Lein, Ser B, Callable
            01/15/10 @ 100, 5.500%, 7/15/15                           1,295,825
--------------------------------------------------------------------------------
                                                                      9,044,113
--------------------------------------------------------------------------------

            UTAH -- 1.9%
 2,000,000  Utah Transit Authority Sales Tax RB, Ser A,
            FSA, Callable 12/15/12 @ 100, 5.000%,                     2,097,220
--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
TAX EXEMPT BOND FUND (CONTINUED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            MUNICIPAL BONDS -- 98.5% (CONTINUED)
            WASHINGTON -- 3.9%
$1,000,000  Central Pugent Sound, Regional
            Transportation Authority RB, Sales Tax
            & Motor Project, FGIC, 5.250%, 2/1/21                 $   1,083,010
 1,000,000  Clark County, School District
            No. 177 GO, AMBAC, 5.250%, 12/1/14                        1,071,730
 1,000,000  Washington State GO, Ser A,
            FSA, 5.000%, 7/1/20                                       1,040,730
 1,000,000  Washington State, Economic
            Development Finance Authority,
            Biomedical Research Property II RB,
            MBIA, Callable 12/01/15 @ 100,
            5.250%, 6/1/19                                            1,061,850
--------------------------------------------------------------------------------
                                                                      4,257,320
--------------------------------------------------------------------------------

            TOTAL MUNICIPAL BONDS                                 $ 107,560,722
--------------------------------------------------------------------------------

            CASH EQUIVALENT -- 0.5%
   556,370  ABN Amro Tax Exempt
            Money Market Fund, 3.340% ^                           $     556,370
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 99.0%
            (Cost $105,759,536)                                   $ 108,117,092

            OTHER ASSETS IN EXCESS
            OF LIABILITIES -- 1.0%                                    1,055,901
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $ 109,172,993
================================================================================

^     The rate shown is the 7-day effective yield as of June 30, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2007.

(B) Zero coupon security - the rate reported was the effective yield at time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GOA - General Obligation of Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Limited Company

PSF-GTD - Permanent School Fund - Guaranteed

RB - Revenue Bond

USD - Unified School District

XLCA - XL Capital Assurance

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
ULTRA SHORT DURATION FIXED INCOME FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 81.5%
$  443,263  FHLMC  Pool #G11072,
               7.500%, 12/1/15                                    $     459,298
     5,712  FHLMC CMO/REMIC Ser 1377,
               Class F (A), 5.880%, 9/15/07                               5,713
    27,854  FHLMC CMO/REMIC Ser 1544,
               Class L (A), 4.690%, 7/15/08                              27,756
 7,360,603  FHLMC CMO/REMIC Ser 2571,
               Class FN (A), 5.970%, 8/15/32                          7,487,115
 1,330,940  FHLMC CMO/REMIC Ser 2575
               Class LM, 4.500%, 5/15/32                              1,280,171
 2,070,754  FHLMC CMO/REMIC Ser 2586,
               Class WA, 4.000%, 12/15/32                             1,949,693
 1,298,367  FHLMC CMO/REMIC Ser 2590,
               Class UL, 3.750%, 3/15/32                              1,213,349
 1,757,442  FHLMC CMO/REMIC Ser 2594,
               Class YA, 4.000%, 4/15/23                              1,669,900
 1,038,091  FHLMC CMO/REMIC Ser 2640,
               Class OT, 2.000%, 4/15/22                              1,023,496
 1,557,004  FHLMC CMO/REMIC Ser 2649,
               Class PJ, 3.500%, 6/15/33                              1,495,926
 1,141,732  FHLMC CMO/REMIC Ser 2684,
               Class GN, 3.250%, 5/15/23                              1,127,308
   424,770  FHLMC CMO/REMIC Ser 2715,
               Class QB, 3.500%, 9/15/22                                421,505
 1,726,206  FHLMC CMO/REMIC Ser 2744,
               Class JX, 3.500%, 1/15/23                              1,701,805
 3,642,070  FHLMC CMO/REMIC Ser 2770,
               Class FH (A), 5.720%, 3/15/34                          3,679,974
 1,844,719  FHLMC CMO/REMIC Ser 2886,
               Class BF (A), 5.820%, 11/15/34                         1,852,547
 4,283,135  FHLMC CMO/REMIC Ser 2921,
               Class JF (A), 5.820%, 1/15/35                          4,319,999
   332,021  FHLMC CMO/REMIC Ser 2925,
               Class CF (A), 5.820%, 1/15/35                            331,586
 1,082,036  FHLMC CMO/REMIC Ser 2956,
               Class YB, 6.950%, 1/15/35                              1,086,737
 2,483,382  FHLMC CMO/REMIC Ser 3025,
               Class FC (A), 7.000%, 8/15/35                          2,645,416
 1,282,242  FHLMC CMO/REMIC Ser 3033,
               Class BY (A), 7.000%, 9/15/35                          1,343,809
   748,088  FHLMC CMO/REMIC Ser 3038,
               Class TA, 6.700%, 9/15/35                                766,852
   744,601  FHLMC CMO/REMIC Ser 3069,
               Class KT, 7.000%, 10/15/34                               775,163
 4,710,637  FHLMC CMO/REMIC Ser 3092,
               Class TA, 7.250%, 11/15/35                             4,679,697
 7,298,366  FHLMC CMO/REMIC Ser 3137,
               Class PJ, 5.125%, 12/15/13                             7,112,300
 1,097,048  FHLMC CMO/REMIC Ser 3144,
               Class TB, 7.200%, 3/15/34                              1,104,126
 4,999,784  FHLMC CMO/REMIC Ser 3157,
               Class TB, 7.800%, 1/15/35                              5,001,944
 6,577,712  FHLMC CMO/REMIC Ser 3177,
               Class SW, 7.650%, 6/15/35                              6,561,267
 2,963,131  FHLMC CMO/REMIC Ser 3251,
               Class TA, 7.400%, 6/15/36                              3,000,109
     1,019  FHLMC Pool #184967, 7.750%, 8/1/08                            1,021
   305,646  FHLMC Pool #B15413, 8.000%, 3/1/11                          315,682
   105,971  FHLMC Pool #E64944, 7.000%, 7/1/11                          108,799
 1,227,540  FNMA CMO/REMIC Ser 2002-67,
               Class AM, 5.000%, 11/25/15                             1,219,790
   683,061  FNMA CMO/REMIC Ser 2002-87,
               Class PY, 3.920%, 9/25/27                                676,015
 1,911,462  FNMA CMO/REMIC Ser 2003-119,
               Class PU, 4.000%, 11/25/33                             1,849,208
   807,481  FNMA CMO/REMIC Ser 2003-19,
               Class ME, 4.000%, 1/25/33                                755,019
   890,188  FNMA CMO/REMIC Ser 2003-33,
               Class AM, 4.250%, 5/25/33                                840,591
 1,352,904  FNMA CMO/REMIC Ser 2003-33,
               Class AU, 4.000%, 3/25/33                              1,260,439
 1,085,883  FNMA CMO/REMIC Ser 2003-34,
               Class AD, 4.000%, 1/25/32                              1,042,637
10,868,258  FNMA CMO/REMIC Ser 2003-61,
               Class FK (A), 6.820%, 8/25/33                         11,314,778
 3,844,103  FNMA CMO/REMIC Ser 2003-69,
               Class NF (A), 6.820%, 7/25/33                          3,874,431
 5,001,597  FNMA CMO/REMIC Ser 2003-81,
               Class FE (A), 5.820%, 9/25/33                          5,066,441
 3,271,270  FNMA CMO/REMIC Ser 2004-96,
               Class LF (A), 6.320%, 12/25/34                         3,295,463
 1,365,987  FNMA CMO/REMIC Ser 2005-108,
               Class GU, 5.750%, 7/25/35                              1,359,655
 3,257,565  FNMA CMO/REMIC Ser 2005-93,
               Class XT, 7.000%, 10/25/35                             3,331,442
 3,991,098  FNMA CMO/REMIC Ser 2006-109,
               Class JS (A), 6.750%, 5/25/36                          3,986,107
 6,140,328  FNMA CMO/REMIC Ser 2006-14,
               Class DT, 7.000%, 3/25/36                              6,241,951
 1,818,697  FNMA CMO/REMIC Ser 2007-9,
               Class YA, 5.500%, 3/25/37                              1,799,634
   347,740  FNMA Pool #190658, 7.000%, 2/1/09                           350,175
   131,178  FNMA Pool #253472, 7.500%, 9/1/10                           133,808
   178,544  FNMA Pool #519992, 7.000%, 10/1/14                          183,965
   259,169  FNMA Pool #534851, 7.500%, 4/1/15                           268,017
   195,882  FNMA Pool #535219, 7.500%, 3/1/15                           202,570
   183,421  FNMA Pool #535635, 8.500%, 6/1/12                           184,233
   913,764  FNMA Pool #555646, 7.500%, 9/1/16                           945,090
    42,743  GNMA ARM Pool #8103 (A),
               5.625%, 2/20/16                                           43,170
    40,572  GNMA ARM Pool #8287 (A),
               5.125%, 11/20/17                                          40,872
    68,733  GNMA ARM Pool #8297 (A),
               5.125%, 12/20/17                                          69,726
   116,082  GNMA ARM Pool #8333 (A),
               6.500%, 3/20/18                                          117,236

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
ULTRA SHORT DURATION FIXED INCOME FUND (CONTINUED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 81.5% (CONTINUED)
$   57,039  GNMA ARM Pool #8345 (A),
               5.875%, 4/20/18                                    $      57,314
    81,241  GNMA ARM Pool #8366 (A),
               5.375%, 6/20/18                                           82,123
     3,832  GNMA ARM Pool #8404 (A),
               5.750%, 9/20/18                                            3,866
    34,913  GNMA ARM Pool #8405 (A),
               6.000%, 9/20/18                                           35,356
     6,716  GNMA ARM Pool #8462 (A),
               6.375%, 2/20/19                                            6,783
    51,060  GNMA ARM Pool #8489 (A),
               5.875%, 4/20/19                                           51,321
 3,743,759  GNMA CMO/REMIC Ser 2003-34,
               Class PM, 4.000%, 4/20/33                              3,630,539
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                           $ 118,869,828
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS -- 14.0%
 3,000,000  FHLB (A), 6.000%, 5/21/08                                 3,000,000
 3,000,000  FHLB (A), 5.750%, 9/29/14                                 2,963,700
 5,000,000  FHLB Discount Note, 7/20/07                               4,987,250
10,000,000  FHLB Discount Note, 6/18/08                               9,518,930
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                                    $  20,469,880
--------------------------------------------------------------------------------

================================================================================
 FACE
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENT -- 4.8%
 7,079,000  PNC Capital Markets 4.94% dated
               06/29/07 due 07/02/07 repurchase
               proceeds $7,081,914 fair value
               $7,378,050)(B)                                     $   7,079,000
--------------------------------------------------------------------------------

================================================================================

                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            CASH EQUIVALENT -- 0.0%
       471  BlackRock TempFund,
               Institutional Shares, 5.200% ^                     $         471
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES AND
            REPURCHASE AGREEMENT -- 100.3%
            (Cost $145,775,652)                                   $ 146,419,179

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.3%)                                  (447,721)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $ 145,971,458
================================================================================

^     The rate shown is the 7-day effective yield as of June 30, 2007.

(A) Variable rate security - the rate reflected is the rate in effect on June 30, 2007.

(B)   Tri-Party Repurchase Agreement

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - PORTFOLIO OF INVESTMENTS
VALUE OPPORTUNITIES FUND - JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 99.4%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 27.8%
ACE                                                      30,525   $   1,908,423
Bank of New York                                         34,900       1,446,256
Citigroup                                                88,325       4,530,188
Hartford Financial Services Group                        19,625       1,933,259
Host Hotels & Resorts+                                   48,100       1,112,072
Loews                                                    61,850       3,153,113
Morgan Stanley                                           33,275       2,791,107
PNC Financial Services Group                             56,250       4,026,375
RenaissanceRe Holdings                                   32,400       2,008,476
US Bancorp                                               55,625       1,832,844
Wachovia+                                                50,800       2,603,500
--------------------------------------------------------------------------------
                                                                     27,345,613
--------------------------------------------------------------------------------

UTILITIES -- 16.1%
AT&T                                                     93,000       3,859,499
Comcast, Class A*                                       109,075       3,067,189
DPL+                                                     50,800       1,439,672
Edison International+                                    21,500       1,206,580
Exelon                                                   43,375       3,149,025
National Fuel Gas+                                       34,000       1,472,540
Verizon Communications                                   40,525       1,668,414
--------------------------------------------------------------------------------
                                                                     15,862,919
--------------------------------------------------------------------------------

ENERGY -- 15.3%
Chesapeake Energy+                                       40,525       1,402,165
Chevron Texaco Corp.                                     30,900       2,603,016
Exxon Mobil                                              59,350       4,978,277
Noble Energy                                             25,050       1,562,870
Peabody Energy                                           56,400       2,728,632
Valero Energy                                            23,275       1,719,092
--------------------------------------------------------------------------------
                                                                     14,994,052
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 9.2%
Deere                                                    19,000       2,294,060
General Electric                                         54,825       2,098,701
Joy Global                                               28,475       1,660,947
Teradyne*                                               171,525       3,015,409
--------------------------------------------------------------------------------
                                                                      9,069,117
--------------------------------------------------------------------------------

HEALTH CARE -- 9.1%
Abbott Laboratories                                      28,825       1,543,579
CVS/Caremark                                             73,375       2,674,519
McKesson                                                 24,150       1,440,306
Pfizer                                                   46,925       1,199,872
WellPoint*                                               25,900       2,067,597
--------------------------------------------------------------------------------
                                                                      8,925,873
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 6.8%
Lubrizol                                                 27,600       1,781,580
Shaw Group*+                                             58,875       2,725,324
Weyerhaeuser                                             27,500       2,170,575
--------------------------------------------------------------------------------
                                                                      6,677,479
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.9%
Citadel Broadcasting                                      5,143          33,172
McDonald's                                               38,050       1,931,418
Republic Services                                        50,637       1,551,518
Walt Disney                                              67,300       2,297,622
--------------------------------------------------------------------------------
                                                                      5,813,730
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.2%
Altria Group                                             24,525       1,720,184
HJ Heinz                                                 31,675       1,503,612
Procter & Gamble                                         30,625       1,873,944
--------------------------------------------------------------------------------
                                                                      5,097,740
--------------------------------------------------------------------------------

TECHNOLOGY -- 4.0%
Hewlett Packard                                          27,100       1,209,202
RF Micro Devices*+                                      237,175       1,479,972
TriQuint Semiconductor*                                 239,375       1,211,238
--------------------------------------------------------------------------------
                                                                      3,900,412
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  97,686,935
--------------------------------------------------------------------------------

INVESTMENT FUND -- 9.0%
BlackRock Institutional
   Money Market Trust, 5.22% ** ^                     8,864,550   $   8,864,550
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.9%
BlackRock TempFund,
   Institutional Shares, 5.20% ^                        841,763   $     841,763
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.3%
(Cost $91,611,986)                                                $ 107,393,248

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.3%)                      (9,095,236)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  98,298,012
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $8,475,048.

**    Represents collateral for securities loaned.

^     The rate shown is the 7-day effective yield as of June 30, 2007.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee. The Fair Value Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, the Fund will value the non- U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY TRANSLATION - The books and records of the International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for income tax purposes. As of June 30, 2007, the International Fund had the following forward foreign currency contracts:

    SETTLEMENT               TO RECEIVE/        INITIAL         MARKET       NET UNREALIZED    NET UNREALIZED
       DATE                  TO DELIVER          VALUE           VALUE       APPRECIATION       DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
           7/2/07           50,000 AUD          $ 42,265       $ 42,423         $      158        $      --
           7/2/07          500,000 HKD          $ 63,977       $ 63,943         $       --        $     (34)
           7/2/07           50,000 SGD          $ 32,547       $ 32,658         $      111        $      --
           7/2/07          336,000 DKK          $ 60,662       $ 61,109         $      447        $      --
CONTRACT TO SELL
           7/2/07           30,372 GBP          $ 60,662       $ 60,981         $       --        $    (319)
                                                                                ----------        ---------
                                                                                       716             (353)
                                                                                ==========        =========

AUD - Australian Dollar

HKD - Hong Kong Dollar

SGD - Singapore Dollar

DKK - Danish Krone

GBP - Great Britian Pound

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2007, the following Funds loaned securities and received collateral as follows:

                                                 FAIR VALUE OF        VALUE OF
                                                  SECURITIES         COLLATERAL
                                                    LOANED            RECEIVED
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund                    $     992,561     $   1,022,438
Diversified Growth Fund                          $  17,222,048     $  17,870,692
Diversified Small Cap Value Fund                 $  31,424,575     $  32,506,027
Diversified Value Fund                           $  13,913,760     $  14,338,239
Family Heritage(R) Fund                          $  17,002,347     $  17,689,964
Healthcare and Biotechnology Fund                $   2,734,162     $   2,849,524
Mid Cap Fund                                     $  89,848,236     $  92,349,964
Pitcairn Select Value Fund                       $   8,000,679     $   8,172,453
Pitcairn Taxable Bond Fund                       $   1,665,625     $   1,704,625
Sands Capital Select Growth Fund                 $ 126,671,940     $ 130,959,083
Small Cap Fund                                   $  13,930,680     $  14,446,450
Small Cap Value Opportunities Fund               $  27,205,770     $  28,391,150
Value Opportunities Fund                         $   8,475,048     $   8,864,550


All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

DELAYED DELIVERY TRANSACTIONS - The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

TOUCHSTONE FUNDS GROUP TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

REPURCHASE AGREEMENTS - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

FEDERAL TAX INFORMATION - As of June 30, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                                               NET UNREALIZED
                                              FEDERAL        UNREALIZED       UNREALIZED        APPRECIATION
                                             TAX COST       APPRECIATION     DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Clover Core Fixed Income Fund              $ 20,886,118     $     21,648     $   (655,192)     $   (633,544)
Diversified Growth Fund                    $130,783,045     $ 16,409,539     $ (6,450,561)     $  9,958,978
Diversified Small Cap Value Fund           $216,253,898     $ 31,721,113     $ (7,971,371)     $ 23,749,742
Diversified Value Fund                     $158,868,059     $ 28,719,976     $   (996,288)     $ 27,723,688
Family Heritage(R) Fund                    $ 86,866,531     $ 20,829,038     $ (3,061,737)     $ 17,767,301
Healthcare & Biotechnology Fund            $ 44,426,396     $  7,891,268     $   (332,236)     $  7,559,032
International Equity Fund                  $130,512,869     $ 34,431,482     $ (4,002,198)     $ 30,429,284
Mid Cap Fund                               $492,660,900     $ 38,933,057     $ (5,348,814)     $ 33,584,243
Pitcairn Select Value Fund                 $ 54,535,115     $  9,553,941     $   (101,873)     $  9,452,068
Pitcairn Taxable Bond Fund                 $ 38,346,342     $    583,445     $   (511,659)     $     71,786
Sands Capital Select Growth Fund           $588,191,722     $112,222,975     $(26,240,971)     $ 85,982,004
Short Duration Fixed Income Fund           $ 62,559,608     $    319,064     $ (1,438,856)     $ (1,119,792)
Small Cap Fund                             $ 85,379,325     $  9,583,493     $ (1,298,341)     $  8,285,152
Small Cap Value Opportunities Fund         $230,176,210     $ 22,661,867     $ (4,053,202)     $ 18,608,665
Strategic Value and High Income Fund       $  1,491,275     $     35,073     $     (9,096)     $     25,977
Tax-Exempt Bond Fund                       $105,763,473     $  2,650,968     $   (519,640)     $  2,131,328
Ultra Short Duration Fixed Income Fund     $145,775,652     $  1,510,888     $   (867,361)     $    643,527
Value Opportunities Fund                   $ 91,645,369     $ 16,489,197     $   (707,935)     $ 15,781,262

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       --------------------
Name:  Jill T. McGruder
Title: President

Date:    August 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       ------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:    August 20, 2007